MATERIAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2025
MATERIAL ACCOUNTING POLICIES
Basis for preparation of the Consolidated Financial Statements
A.   Basis for preparation of the Consolidated Financial Statements
The Consolidated Financial Statements of Cibest Corporate Group are prepared in accordance with the International Financial Reporting Standards (hereinafter, “IFRS”) issued by the International Accounting Standards Board (hereinafter,
“IASB”), as well as, the interpretations issued by the International Financial Reporting Interpretations Committee (hereinafter, “IFRS-IC”).
The preparation of Consolidated Financial Statements in conformity with IFRS requires the use of accounting estimates that, by definition, will seldom equal the actual results. Therefore, the estimates and assumptions are constantly reviewed. Any revision is recognized in the same period if it affects the reviewed period; or in the reviewed period and future periods if it affects all the current and future periods.
Preparation of the Consolidated Financial Statements under going concern basis
Management has assessed Cibest Corporate Group's ability to continue as a going concern and confirms that Cibest Corporate Group has adequate liquidity and solvency to continue operating the business for the foreseeable future, which is at least, but is not limited to, 12 months from the end of the reporting period. Based on Cibest Corporate Group's liquidity position at the date of authorization of the Consolidated Financial Statements, Management maintains a reasonable expectation that it has adequate liquidity and solvency to continue in operation for at least the next 12 months and that the going concern basis of accounting remains appropriate.
The Consolidated Financial Statements were prepared on a going concern basis and do not include any adjustments to the reported carrying amounts and classification of assets, liabilities and expenses that might otherwise be required if the going concern basis were not correct.
Assets and liabilities are measured at cost or amortized cost, except for some financial assets and liabilities and investment properties that are measured at fair value. Financial assets and liabilities measured at fair value comprise those classified as assets and liabilities at fair value through profit or loss, debt instruments and equity securities measured at fair value through other comprehensive income (“OCI”) and derivative instruments. Likewise, the carrying value of assets and liabilities recognized as a fair value hedge are adjusted for changes in fair value attributable to the hedged risk. Almost all investments in associates and joint ventures are measured using the equity method.
The Consolidated Financial Statements are stated in Colombian pesos (“COP”) and figures are stated in millions or billions (when indicated), except earnings per share, diluted earnings per share and the exchange rate, which are stated in units of Colombian pesos, while other currencies (dollars, euro, pounds, etc.) are stated in thousands.
The Parent Company’s financial statements, which have been prepared in accordance with “Normas de Contabilidad e Información Financiera” (“NCIF”) applicable to separate financial statements, are those that serve as the basis for the distribution of dividends and other appropriations by the shareholders.

Presentation of consolidated financial statements
B.   Presentation of the consolidated financial statements
Cibest Corporate Group presents the Consolidated Statement of Financial Position ordered by liquidity and the Consolidated Statement of Income is prepared based on the nature of expenses. Revenues and expenses are not offset unless such treatment is permitted or required by an accounting standard or interpretation and described in Cibest Corporate Group's policies.
The Consolidated Statement of Comprehensive Income presents net income and items of OCI classified by nature and grouped into those that will not be reclassified subsequently to profit or loss and those that will be reclassified when specific conditions are met. Cibest Corporate Group discloses the amount of income tax relating to each item of OCI.
The Consolidated Statement of Cash Flows was prepared using the indirect method, whereby net income is adjusted for the effects of transactions of a non-cash nature, changes during the period in operating assets and liabilities, and items of income or expense associated with investing or financing cash flows.

Consolidation
C.   Consolidation
1.   Subsidiaries
On May 16, 2025, the market was informed of the completion of corporate transactions aimed at the evolution of the corporate structure of Cibest Corporate Group. Upon completion of these transactions, Grupo Cibest S.A. became the parent or holding company of all financial entities and other subsidiaries, including Bancolombia (collectively referred to as Cibest Corporate Group). For more information, see Note 1. Reporting entity.
The consolidated financial statements include the financial statements of parent company and its subsidiaries as of December 31, 2025 and 2024. The Parent Company consolidates the financial results of the entities over which it exerts control.

The following details the entities over which control is held and form part of the consolidation of the Cibest Corporate Group:

ENTITY	JURISDICTION OF INCORPORATION	BUSINESS	PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPORATE GROUP 2025	PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPORATE GROUP 2024	PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPORATE GROUP 2023
Valores Cibest S.A.S.(1)	Colombia	Investments	100.00%	-%	-%
Inversiones Cibest S.A.S.(1)	Colombia	Investments	100.00%	-%	-%
Cibest Investment Management S.A.S.(1)	Colombia	Investments	100.00%	-%	-%
Cibest Inversiones Estratégicas S.A.S.(1)	Colombia	Investments	100.00%	-%	-%
Bancolombia S.A.(1)	Colombia	Banking	100.00%	100.00%	100.00%
Fiduciaria Bancolombia S.A. Sociedad Fiduciaria	Colombia	Trust	98.81%	98.81%	98.81%
Banca de Inversión Bancolombia S.A. Corporación Financiera	Colombia	Investment banking	100.00%	100.00%	100.00%
Valores Bancolombia S.A. Comisionista de Bolsa	Colombia	Securities brokerage	100.00%	100.00%	100.00%
WOMPI S.A.S.	Colombia	Technology services provider	100.00%	100.00%	100.00%
Renting Colombia S.A.S.	Colombia	Operating leasing	100.00%	100.00%	100.00%
Transportempo S.A.S. "En liquidación"(2)	Colombia	Transportation	-%	-%	100.00%
Inversiones CFNS S.A.S.	Colombia	Investments	100.00%	100.00%	99.94%
P.A Tokenización Novus(3)	Colombia	Trust for administration and payments	100.00%	-%	-%
Negocios Digitales Colombia S.A.S.	Colombia	Payment solutions	100.00%	100.00%	100.00%
Fondo de Capital Privado Fondo Inmobiliario Colombia(4)	Colombia	Real estate investment fund	78.48%	80.47%	80.47%
P.A. Inmuebles CEM(4)	Colombia	Mercantile trust	78.48%	80.47%	80.47%
P.A. Calle 92 FIC-11(4)	Colombia	Mercantile trust	51.01%	52.31%	52.31%
P.A. FIC Edificio Corfinsura(4)	Colombia	Mercantile trust	78.48%	80.47%	80.47%
P.A. FIC-A5(4)	Colombia	Mercantile trust	78.48%	80.47%	80.47%
P.A. FIC Inmuebles(4)	Colombia	Mercantile trust	78.48%	80.47%	80.47%
P.A. FIC Clínica de Prado(4)	Colombia	Mercantile trust	60.47%	62.00%	62.00%
P.A. FIC A6(4)	Colombia	Mercantile trust	78.48%	80.47%	80.47%
P.A. Central Point(4)	Colombia	Mercantile trust	58.86%	60.35%	60.35%
Fideicomiso Irrevocable de Garantía, Fuente de Pago y Administración Inmobiliaria Polaris(5)	Colombia	Mercantile trust	-%	-%	80.47%
P.A. Fideicomiso Twins Bay(4)	Colombia	Mercantile trust	78.48%	80.47%	80.47%
Fideicomiso Lote Av San Martín(4)	Colombia	Mercantile trust	78.48%	80.47%	80.47%
P.A. Fideicomiso Lote 30(4)	Colombia	Mercantile trust	78.48%	80.47%	80.47%
Fideicomiso Fondo Inmobiliario Bancolombia(4)	Colombia	Mercantile trust	78.48%	80.47%	80.47%
P.A. Florencia Ferrara(4)	Colombia	Mercantile trust	43.16%	44.26%	44.26%
P.A. Flor Morado Plaza(4)	Colombia	Mercantile trust	78.48%	80.47%	80.47%
P.A. Galería la 33(6)	Colombia	Mercantile trust	-%	80.47%	80.47%
P.A Linz Granz del Rio(4)	Colombia	Mercantile trust	43.16%	44.26%	-%
Fideicomiso Selecto Terrazu Etapa 1 Torre 1(4)	Colombia	Mercantile trust	62.79%	64.38%	-%
Fideicomiso Selecto Terrazu Etapa 1 Torre 2(7)	Colombia	Mercantile trust	62.79%	-%	-%
Fideicomiso Lote C6 Carton de Colombia(7)	Colombia	Mercantile trust	43.16%	-%	-%
Fideicomiso Mokana Recursos(7)	Colombia	Mercantile trust	39.24%	-%	-%
Fideicomiso River Park(7)	Colombia	Mercantile trust	43.16%	-%	-%
Valores Simesa S.A.(8)	Colombia	Investments	57.40%	62.75%	64.93%
Fideicomiso Lote Distrito Vera B1B2(9)	Colombia	Mercantile trust	-%	62.44%	64.61%
Fideicomiso Lote Distrito Vera B3B4(10)	Colombia	Mercantile trust	-%	-%	64.61%
P.A. FAI Calle 77	Colombia	Mercantile trust	98.00%	98.00%	98.00%
P.A. Nomad Salitre	Colombia	Mercantile trust	98.00%	98.00%	98.00%
P.A. Nomad Central-2	Colombia	Mercantile trust	98.00%	98.00%	98.00%
P.A. Calle 84 (2)	Colombia	Mercantile trust	98.00%	98.00%	98.00%
P.A. Calle 84 (3)	Colombia	Mercantile trust	98.00%	98.00%	98.00%
P.A. Nomad Distrito Vera(11)	Colombia	Mercantile trust	98.00%	98.00%	-%
P.A Nexo(11)	Colombia	Mercantile trust	98.00%	98.00%	-%
P.A. Mercurio	Colombia	Mercantile trust	100.00%	100.00%	100.00%

ENTITY	JURISDICTION OF INCORPORATION	BUSINESS	PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPORATE GROUP 2025	PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPORATE GROUP 2024	PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY CIBEST CORPORATE GROUP 2023
P.A CEDIS Sodimac(11)	Colombia	Mercantile trust	100.00%	100.00%	-%
Wenia S.A.S.	Colombia	Technology services	100.00%	100.00%	100.00%
P.A. Wenia	Colombia	Mercantile trust	100.00%	100.00%	100.00%
Nequi S.A. Compañía de Financiamiento	Colombia	Financial services	100.00%	100.00%	100.00%
Sociedad Beneficiaria BC Panamá S.A.S(12)	Colombia	Holding	-%	100.00%	-%
P.A Títulos de Pagos por Ejecución(13)	Colombia	Mercantile trust	100.00%	-%	-%
Cibest Panamá Assets, S.A(14)	Panama	Investment	100.00%	-%	-%
Cibest Capital Panamá, S.A. (before Valores Banistmo S.A.(14))	Panama	Purchase and sale of securities	100.00%	100.00%	100.00%
Bancolombia Panamá S.A.	Panama	Banking	100.00%	100.00%	100.00%
Sistemas de Inversiones y Negocios S.A. Sinesa	Panama	Investments	100.00%	100.00%	100.00%
Banagrícola S.A.	Panama	Holding	99.17%	99.17%	99.17%
Banistmo S.A.(15)	Panama	Banking	100.00%	100.00%	100.00%
Banistmo Investment Corporation S.A.(15)	Panama	Trust	100.00%	100.00%	100.00%
Leasing Banistmo S.A.(15)	Panama	Leasing	100.00%	100.00%	100.00%
Banistmo Panamá Fondos de Inversión S.A.(15)	Panama	Investment fund holder	100.00%	100.00%	100.00%
Desarrollo de Oriente S.A.(15)	Panama	Real estate	100.00%	100.00%	100.00%
Banistmo Capital Markets Group Inc.(15)(16)	Panama	Purchase and sale of securities	100.00%	100.00%	100.00%
Anavi Investment Corporation S.A.(15)(16)	Panama	Real estate	100.00%	100.00%	100.00%
Steens Enterprises S.A.(15)(16)	Panama	Portfolio holder	100.00%	100.00%	100.00%
Ordway Holdings S.A.(15)(16)	Panama	Real estate broker	100.00%	100.00%	100.00%
Grupo Agromercantil Holding S.A.	Panama	Holding	100.00%	100.00%	100.00%
Banco Agromercantil de Guatemala S.A.	Guatemala	Banking	99.68%	99.68%	99.68%
Seguros Agromercantil de Guatemala S.A.	Guatemala	Insurance agency	79.92%	79.92%	79.92%
Financiera Agromercantil S.A.	Guatemala	Financial services	100.00%	100.00%	100.00%
Agrovalores S.A.	Guatemala	Securities brokerage	100.00%	100.00%	100.00%
Arrendadora Agromercantil S.A.	Guatemala	Financial Leasing	100.00%	100.00%	100.00%
Asistencia y Ajustes S.A.	Guatemala	Roadside and medical assistance services	100.00%	100.00%	100.00%
Serproba S.A.	Guatemala	Maintenance and remodeling services	100.00%	100.00%	100.00%
Servicios de Formalización S.A.	Guatemala	Loans formalization	100.00%	100.00%	100.00%
Conserjeria, Mantenimiento y Mensajería S.A. "En liquidación"	Guatemala	Maintenance services	100.00%	100.00%	100.00%
Mercom Bank Ltd.(17)	Barbados	Banking	99.68%	99.68%	99.68%
New Alma Enterprises Ltd.	Bahamas	Investments	99.68%	99.68%	99.68%
Bancolombia Puerto Rico Internacional Inc.	Puerto Rico	Banking	100.00%	100.00%	100.00%
SINESA Cayman, Inc.(18)	Cayman Islands	Banking	100.00%	100.00%	100.00%
Banco Agrícola S.A.	El Salvador	Banking	97.36%	97.36%	97.36%
Arrendadora Financiera S.A. Arfinsa	El Salvador	Leasing	97.37%	97.37%	97.37%
ACCELERA S.A. de C.V.	El Salvador	Credit card services	97.36%	97.36%	97.36%
Valores Banagrícola S.A. de C.V.	El Salvador	Securities brokerage	98.89%	98.89%	98.89%
Inversiones Financieras Banco Agrícola S.A. IFBA	El Salvador	Holding	98.89%	98.89%	98.89%
Gestora de Fondos de Inversión Banagrícola S.A.	El Salvador	Administers investment funds	98.89%	98.89%	98.89%
Bagrícola Costa Rica S.A.	Costa Rica	Business and management advising	99.17%	99.17%	99.17%
Cibest Capital Holdings USA LLC (before Bancolombia Capital Holdings USA LLC)	United States	Holding	100.00%	100.00%	100.00%
Cibest Capital Advisory Services LLC (before Bancolombia Capital Advisers LLC)	United States	Investment advisor	100.00%	100.00%	100.00%
Cibest Capital Securities LLC (before Bancolombia Capital LLC)	United States	Securities brokerage	100.00%	100.00%	100.00%
Wenia Ltd.	Bermuda	Technology services	100.00%	100.00%	100.00%
(1) Incorporation of subsidiaries due to changes in the corporate structure, whereby Grupo Cibest S.A. became the holding company of all financial entities and other companies within Cibest Corporate Group, including Bancolombia. For further information, see Note 1. Reporting entity.
(2) Company liquidated in July 2024. For more information, see Note 1. Reporting entity.
(3) Trust for administration and payments consolidated by Inversiones CFNS S.A.S since December 2025.
(4) The decrease in the shareholding is due to the entry of a new investor in September 2025, which diluted the percentage of participation.
(5) On February 29, 2024, the trust rights were transferred as a result of the sale by Fondo de Capital Privado Fondo Inmobiliario Colombia
(6) On August 21, 2025, the trust rights were transferred as a result of the sale by Fondo de Capital Privado Fondo Inmobiliario Colombia.
(7) Companies consolidated by Fondo de Capital Privado Fondo Inmobiliario Colombia, Fideicomiso Terrazu Etapa 1 Torre 2 since May 2025, Fideicomiso Lote C6 Cartón de Colombia y Fideicomiso Mokana since September 2025 y el Fideicomiso River Park since November 2025.
(8) The decrease in the shareholding is due to the repurchase of outstanding stock carried out by Valores Simesa subsidiary during 2025 and 2024.
(9) During 2025, the trust rights were transferred as a result of the sale by Valores Simesa S.A. (Parent of the fund).
(10) During 2024, the trust rights were transferred as a result of the sale by Valores Simesa S.A.
(11) During May, June and November 2024, the parent company was established as trustor of P.A. CEDIS Sodimac, P.A. Nomad Distrito Vera and P.A. Nexo, respectively through a management mercantile trust agreement, for real estate activity purposes.
(12) On September 27, 2024, Sociedad Beneficiaria BC Panamá was established, a company whose corporate purpose is to be the beneficiary of the division of a company domiciled in Panama, by virtue of which it partially transfers its assets, as a consequence of the above, to be the owner of the assets and liabilities received on the occasion of said operation, and merge with a company domiciled in Colombia. For more information, see Note 1. Reporting entity. In 2025, once the transaction was completed, the company Beneficiaria BC Panamá was liquidated.
(13) Company consolidated by Bancolombia S.A. since December 2025.
(14) Investments of Cibest Corporate Group resulting from the the partial spin-off by Banistmo of 100% of the shares it held in Cibest Capital Panamá, S.A. (before Valores Banistmo S.A.), in favor of Cibest Panamá Assets S.A., a Panamanian company wholly owned by Cibest. For further information, see Note 1. Reporting entity.
(15) on December 18, 2025, Cibest informed to the market the execution of a share purchase agreement with Inversiones Cuscatlán Centroamérica S.A. for the sale of 100% of the shares of Banistmo S.A. For further information, see Note 1. Reporting entity.
(16) Investments in non-operational stage.
(17) On September 30, 2021, Mercom Bank Ltd shareholder authorized the beginning of an organized and gradual process to transfer of the assets and liabilities of Mercom Bank, Ltd., to Banco Agromercantil de Guatemala, S. A. or other companies of Cibest Corporate Group. For further information, see Note 1. Reporting Entity.
(18) On October 5, 2020, the Board of Directors of Bancolombia Panamá (parent company of Sinesa Cayman), authorized the decision to wind-down the business and operations of its subsidiary in Cayman. For further information, see Note 1. Reporting entity.

When necessary, adjustments are made to the accounting principles in the financial statements of subsidiaries to bring their accounting policies into line with Cibest Corporate Group's accounting policies, in order to prepare the Consolidated Financial Statements using uniform accounting policies.

All intragroup assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of Cibest Corporate Group are eliminated in full on consolidation.
Non-controlling interests in controlled entities are presented in profit or loss and equity separately from the Parent Company's shareholders' equity and profit or loss. When Cibest Corporate Group loses control over a subsidiary, any residual interest remaining on Cibest Corporate Group's balances is measured at fair value; gains or losses arising from this measurement are recognized in net income.
The loan and financial leases originated by Banistmo and Bancolombia Panama are subject to prudential regulation in Panama by the Superintendencia de Bancos de Panamá (“SBP”) requiring the maintenance of minimum reserves as a countercyclical capital buffer. For the years ended as of December 31, 2025 and 2024, the reserves recognized amounted to COP 987,250 and COP 972,818. The establishment of these reserves restrict the ability of the aforementioned subsidiaries to pay dividends to Grupo Cibest S.A., the ultimate parent, except in the event of liquidation.

As of December 31, 2025, Banistmo was considered as assets held for sale. For further information see Note 1. Reporting entity, Note 2.D.12 material accounting policies and Note 31. Discontinued Operations.

2.    Business reorganization and transactions between entities under common control
The business reorganization process under common control refers to transactions in which entities under Cibest Corporate Group's control are restructured, both before and after the reorganization, and such control is not temporary.

For transactions under common control, Cibest Corporate Group has chosen as its accounting policy to apply the predecessor value method for recognizing intercompany transactions. This means that the assets and liabilities carved out from the entity or business being spun off are recognized in the Separate Financial Statements of the receiving company at their carrying amounts, as recorded prior to the transaction date.

Cibest Corporate Group presents the net assets received as if they had always been part of its Financial Statements from the date of transfer.

The Financial Statements for the second quarter of 2025 and year-end 2024 are presented on a consolidated basis, reflecting Cibest Corporate Group’s structure in effect during that period, since, under the adopted policy, historical Financial Statements are used as if the new corporate structure had always existed. Consequently, the comparative balances of the holding company are equivalent with those of the former parent company. During the second quarter of 2025, Cibest Corporate Group assumed the position of parent within the economic group. Therefore, from that date onward, the financial statements presented include all subsidiaries previously consolidated by Bancolombia. For more information, see Note 1 – Reporting Entity.

3.    Fund’s administration
Cibest Corporate Group manages assets held in mutual funds and other forms of investment. Assets managed by Cibest Corporate Group and owned by third parties are not included in the Consolidated Financial Statements unless control exists as structured entities.
Cibest Corporate Group consolidates the following funds:

Name	Country	% of ownership interest held by Cibest Corporate Group, 2025	% of ownership interest held by Cibest Corporate Group, 2024	% of ownership interest held by Cibest Corporate Group, 2023	Assets managed
					December 31, 2025	December 31, 2024
Fondo de Capital Privado Fondo Inmobiliario Colombia(1)	Colombia	78.48%	80.47%	80.47%	6,840,135	6,039,891
Fideicomiso Lote Distrito Vera B1B2(2)	Colombia	—%	62.44%	64.61%	—	26,367
Fideicomiso Lote Distrito Vera B3B4(3)	Colombia	-	—%	64.61%	-	—
Banistmo Panamá Fondos de Inversión S.A.(4)	Panama	100.00%	100.00%	100.00%	69,395	126,092
(1)It includes the amounts of certain equity instruments that are controlled through the subsidiary Fondo de Capital Privado Fondo Inmobiliario Colombia, they meet the definition of control in accordance with IFRS 10. For further information, see Note 2.C. Consolidation. The decrease in the percentage of participation is due to the entry of a new investor in September 2025, which diluted the percentage of participation.
(2) During 2025, the trust rights were transferred by Valores Simesa S.A. (the fund’s parent company).
(3)During 2024, the trust rights were transferred by Valores Simesa S.A. (the fund’s parent company).
(4) Investment in non-operational stage. The variation in assets managed is mainly due to the effect of converting US dollars to Colombian pesos in the consolidation process, the closing exchange rate was to 4,409.15 in December 2024 and 3,757.08 in December 2025, also withdrew its participation in Fondo Renta Fija Valor to free up resources. For more information, see Note 2.C. Consolidation Principles.

For all the aforementioned funds, Cibest Corporate Group participated in the design of the structured entity, makes operating and financial decisions on behalf of the funds and is exposed to variable returns such as dividends or returns paid in quarterly installments.

Commissions earned by the management of funds that are not consolidated are included in the Consolidated Statement of Income as “Fees and commissions income”.
4.    Non-controlling interest
Non-controlling interests in the net assets of consolidated subsidiaries are presented separately within Cibest Corporate Group's equity. Similarly, net income and other comprehensive income are also attributed to non-controlling interest and equity holders of the Parent Company. In a business combination, the amount of non-controlling interest may be initially measured either at fair value or at the non-controlling interest’s proportionate share of the acquirer’s identifiable net assets. The option for recognition is made on an investment-by-investment basis.
Any purchase or sale of shares in subsidiaries that does not imply a loss or gain of control is directly recognized in equity.

Functional currency, transactions and balances in foreign currency
1.    Functional currency, transactions and balances in foreign currency
The functional and presentation currency of Cibest Corporate Group's Consolidated Financial Statements is the Colombian peso. Therefore, all balances and transactions denominated in currencies other than the Colombian peso are considered as foreign currency, which are translated into the functional currency using the exchange rates at the dates of the transactions.
Foreign exchange gains and losses resulting from the settlement of the transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at period end are generally recognized in net income. They are deferred in equity (other comprehensive income) if they relate to qualifying cash flow hedges and qualifying net investment hedges or are attributable to part of the net investment in a foreign operation.
Non-monetary items that are measured at cost are held at the exchange rate at the transaction date, while those which are measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was determined. When a gain or loss on a non-monetary item is recognized in the Consolidated Statement of Comprehensive Income, any exchange component of that gain or loss is recognized in other comprehensive income. Conversely, when a gain or loss on a non-monetary item is recognized in net income, any exchange component of that gain or loss shall be recognized in net income.
Cibest Corporate Group translated the results and financial position of foreign subsidiaries into the functional currency as follows:
•Assets and liabilities for each Statement of Financial Position presented are translated at the closing rate at the date of that Consolidated Statement of Financial Position;
•Income and expenses for each Statement of Income and Statement of Comprehensive Income is translated at average exchange rates for the period; and
•All resulting of such translations are recognized in other comprehensive income in the caption “Translation adjustment”.
When a foreign operation is sold, the associated exchange differences are reclassified to net income, as part of the gain or loss on sale.
Goodwill and fair value adjustments arising on the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and translated at the closing exchange rate.
The table below sets forth the exchange rate used by Cibest Corporate Group and its subsidiaries to convert Consolidated Statement of Financial Position accounts and transactions in U.S. dollar into Colombian pesos:

	December 31, 2025	December 31, 2024	December 31, 2023
Year-end exchange rate	3,757.08	4,409.15	3,822.05
Average rate for the period ended at	4,052.89	4,073.75	4,330.14

Cash and cash equivalents
2.    Cash and cash equivalents
Cibest Corporate Group considers cash and cash equivalents to include cash and balances at banks and the Central Bank, interbank assets and reverse repurchase agreements and other similar secured lending that have original maturities up to 90 days, as shown in Note 4. Cash and cash equivalents.

Business combinations and goodwill
3.    Business combinations and goodwill
Business combinations are those transactions where an acquirer obtains control of a business (e.g., an acquisition or merger).
Business combinations are accounted for using the acquisition method as follows: a) identifiable acquired assets, liabilities and contingent liabilities assumed in the acquisition are recognized at fair value at the date of acquisition; b) acquisition costs are recognized in the Consolidated Statement of Income as expenses in the periods in which the costs are incurred and the services are received; and c) goodwill is recognized as an asset in the Consolidated Statement of Financial Position or a gain from a bargain purchase.
The consideration transferred for the acquisition of a subsidiary is the fair value of the assets transferred, the liabilities incurred to the former owners of the acquiree, and the equity interests issued by Cibest Corporate Group (if any).
Goodwill is measured as the excess of the sum of the consideration transferred, the value of any non-controlled interest and, when applicable, the fair value of any previous equity interest in the acquired entity, over the net fair value of the acquired assets, liabilities or contingent liabilities assumed at the date of acquisition.
For each business combination, at the date of acquisition, Cibest Corporate Group measures the non-controlling interest by the proportional share of the identifiable assets acquired, as well as liabilities and contingent liabilities assumed by the acquired company, or by their fair value.
Any contingent consideration in a business combination is classified as a liability or as equity and is recognized at fair value at the date of acquisition, the liability is remeasured at subsequent reporting dates in accordance with IAS 37 Provisions, contingent liabilities and contingent assets, and the consideration classified as equity is not remeasured at subsequent reporting dates and its subsequent settlement is accounted for within equity.
The goodwill acquired in a business combination is allocated, at the date of acquisition, to Cibest Corporate Group's cash-generating units (or group of cash generating units) which are expected to benefit from the combination, regardless of whether other assets or liabilities of the acquiree are assigned to those units or group of units.
For business combinations achieved in stages, any previous equity interest held by Cibest Corporate Group in the acquiree is remeasured at its fair value at the date of acquisition and any resulting gain (or loss) is reported in the Consolidated Statement of Income or Other Comprehensive Income, as appropriate. Amounts related to such investments previously recognized in other comprehensive income that must be recycled through net income are reclassified to the Consolidated Statement of Income, as if such investment had been sold. When the associate had other comprehensive income, which was not reclassified to profit or loss, the amounts were reclassified within equity to “Retained earnings” once the investment was sold.

Financial instruments	4. Financial instruments A financial instrument is a contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.
Financial assets
4.1. Financial assets
Financial assets are recognized in the Consolidated Statement of Financial Position when Cibest Corporate Group becomes party to the contractual provisions of the instrument. This includes regular way purchases and sales, which are those purchases and sales of financial assets that require the delivery of assets within the time frame established by regulation or convention in the marketplace. Cibest Corporate Group uses settlement date accounting for regular way contracts when recording financial asset transactions.
At initial recognition, Cibest Corporate Group measures financial assets at fair value plus, in the case of a financial asset that is not measured at fair value through profit or loss, the transaction costs directly attributable to the acquisition of the financial assets. Transaction costs of financial assets subsequently measured at fair value with changes in profit or loss are recognized as expenses in the income statement. After initial recognition, for financial assets measured at amortized cost and investments in debt securities subsequently measured at fair value with changes in other comprehensive income, an allowance for expected credit losses (“ECL”) is recognized.
4.1.1.  Classification and measurement of financial assets
Cibest Corporate Group classifies its financial assets considering the business model and the characteristics of contractual cash flows (cash flows that consist solely of payments of principal and interest on the principal amount outstanding at specified dates – “SPPI”) in accordance with the following categories of subsequent measurement:
•Amortized cost: measured at cost using the effective interest rate method, excluding future credit losses, and considering transaction costs and premiums granted, less commissions and discounts received that are included in the calculation of the effective interest rate.
•Fair value through other comprehensive income (FVOCI): measured using fair value, variations in the fair value of the investment are recognized in other comprehensive income, except for impairment losses or recoveries, interest income, and gains or losses on foreign exchange, which are recognized in the income statement.
•Fair value through profit or loss (FVTPL): measured using fair value, variations in the fair value are recognized in the income statement.
The classification based on the business model reflects how Cibest Corporate Group manages financial assets and how it determines whether cash flows from the asset will come from obtaining contractual cash flows, selling the instrument, or both. If the objective is to obtain contractual cash flows, the assets are subsequently measured at amortized cost; if the objective is to obtain contractual cash flows and selling financial assets, the assets are subsequently measured at FVOCI. A financial asset shall be measured at FVTPL unless it is measured at amortized cost or at FVOCI.
Cibest Corporate Group measures equity instruments at FVTPL. Likewise, Cibest Corporate Group has made an irrevocable choice to present subsequent changes in the fair value of some equity instrument investments that are not held for trading in other comprehensive income; dividends from such investments are recognized in the income statement when the right to receive payment is established.
Accumulated gains or losses in other comprehensive income at the time of derecognition of a financial asset are reclassified from equity to the income statement, except for investments in equity instruments for which Cibest Corporate Group has made the irrevocable choice to present subsequent changes in fair value in other comprehensive income; for these, reclassification is made to the "retained earnings" line.
4.1.2.  Impairment of financial assets at amortized cost or at fair value through other comprehensive income “FVOCI”
4.1.2.1.   Impairment of loan portfolio and financial leasing transactions
Expected credit losses are calculated using both individual and collective models and methodologies. These are based on significant assumptions and judgments that consider historical credit data, the current situation of the borrower and reasonable and supportable forecasts of future economic conditions. The collectively evaluated models include parameters such as the twelve-month probability of default (“PD”), lifetime probability of default (when the exposure is classified in stage 2), loss given default (“LGD”), and exposure at default (“EAD”), incorporating forward‑looking information that reflects macroeconomic assumptions under plausible scenarios.

One of the Group’s most significant judgments in estimating the allowance for expected credit losses on the collectively evaluated portfolio relates to the macroeconomic projections used over a reasonable and supportable forecast period. In addition, for loans individually assessed in stage 3, Cibest Corporate Group evaluates significant exposures in default by analyzing each borrower’s debt profile, the fair value of the collateral pledged, credit performance information, and the customer’s expected future cash flows.

At the end of each reporting period, Cibest Corporate Group assesses the expected credit loss impairment model for a financial asset or group of assets measured at amortized cost, where impairment is recognized from “day 1” following initial recognition. The model is structured into three stages in which a financial asset may be classified from its initial recognition, based on its credit risk level and the circumstances that indicate a significant increase in credit risk, as described below:

•Stage 1: financial instruments that have not experienced a significant increase in credit risk since initial recognition, or that have low credit risk at the reporting date.
•Stage 2: financial instruments that have experienced a significant increase in credit risk since initial recognition (unless they have low credit risk at the reporting date), but do not present objective evidence of impairment.
•Stage 3: financial instruments that have objective evidence of impairment (“OEI”) at the reporting date.

For each stage, an expected credit loss (“ECL”) is calculated. This calculation incorporates both current and forward‑looking conditions, portfolio behavior, and various associated macroeconomic factors.

•For stage 1, a 12-month ECL is calculated. This represents the expected credit losses that may result from default events that are possible within the 12 months following the reporting date.
•For stage 2 and 3, a Lifetime ECL is calculated. This reflects the expected credit losses that may arise from all possible default events over the expected life of the financial instrument.

Significant increase in risk
To determine whether an asset has experienced a significant increase in risk since its initial recognition, and is therefore should be classified in Stage 2, Cibest Corporate Group assesses both quantitative and qualitative factors. For each portfolio, Cibest Corporate Group reviews the rebuttable presumption of more than 30 days overdue in payment. Cibest Corporate Group determines whether the credit risk of financial instruments has increased significantly since their initial recognition as follows:

Quantitative criteria
•Clients with loans that are over 30 days past due.
•Lifetime PD assessment: Cibest Corporate Group has determined that the most suitable quantitative way to establish the significant increase in credit risk is by comparing the residual lifetime PD at the initial recognition and the current lifetime PD. To measure this difference, two thresholds are defined:
◦Absolute threshold: this is the absolute difference between the current lifetime PD and the residual lifetime PD at initial recognition. A positive absolute variation beyond this threshold indicates an increase in the instrument’s risk.
◦Relative threshold: this is the percentage variation between the value of the current lifetime PD and the residual lifetime PD at initial recognition. A positive percentage variation beyond this threshold indicates an increase in the instrument’s risk.
If the PD comparison surpasses one threshold but not the other, it is not considered a significant increase in the instrument’s risk.

If the instrument does not exceed the threshold, additional qualitative criteria are assessed. These can identify a significant increase in credit risk even when the obligation is nearing expiration. These criteria include:

Qualitative criteria
•Loans restructured due to credit risk, where the client is experiencing financial difficulties, are classified in stage 2, until the instrument is canceled, cured (after a period of demonstrated good performance) or transferred to stage 3 upon meeting the definition of default.
•Loans that cease to be in default (stage 3) remain in stage 2 for a 12‑month period.
•Customers on the watchlist with a medium‑risk profile, according to the policies defined by the Special Customer Management Committee (“AEC” by its initials in Spanish).
•Cibest Corporate Group also reviews, on a semiannual basis, whether there are collective criteria for migrating a group of customers to stage 2. Examples include significant changes since origination in a particular product or geographic region, industry‑specific or regulatory events, market conditions, or any other significant event considered relevant to the customer’s future cash‑flow generation capacity.

Rebuttable presumption of more than 30 Days Past Due
Cibest Corporate Group has performed a review for each portfolio regarding the presumption of a significant increase in credit risk upon exceeding 30 days past due. Historical evidence supports the correlation between this presumption and default events.

Definition of default
To determine whether an asset is in default, and thus classified as stage 3, the evaluates quantitative and qualitative factors. It also reviews the rebuttable presumption of more than 90 days past due for each portfolio.

Cibest Corporate Group applies the following criteria to determine whether default has occurred:

Quantitative criteria
•Clients with active credit exposure who have at least one charged-off instrument within the modality.
•Clients with obligations that are 90 days or more past due.

Qualitative criteria
•Clients subject to special legal restructuring or reorganization agreements, or insolvency processes.
•Customers on the watchlist with a high‑risk profile, according to the policies defined by the Special Customer Management Committee (“AEC” by its initials in Spanish).
•Cibest Corporate Group also aligns all products within the same modality to stage 3 when any of the client’s obligations is considered in default.

Rebuttable presumption of more than 90 Days Past Due

Cibest Corporate Group has reviewed the 90 day past due default presumption for each portfolio. Historical evidence supports a high likelihood of loss at 90 days past due. However, this presumption has been rebutted for Banistmo’s mortgage portfolio. Historical evidence demonstrates that default generally occurs at approximately 120 days past due.

Measurement of expected credit losses (ECL) under the collective methodology

The collective quantification of expected credit losses is conducted based on the stage classification, the homogeneous groups defined within each portfolio type and the client’s risk level.
Homogeneous groups are segmented by client type; for individuals, they are grouped by product, and for companies, they are grouped by industry segments defined based on the company’s revenue level.
In addition, credit risk management is supported by robust rating and scoring systems. The primary objective of these systems is to determine each client's risk profile, which is assigned through a credit rating or scoring. For retail portfolios, credit scoring are based on both origination and behavioral scoring models. These models incorporate personal and financial information, historical behavior, transaction activity, the total number of credit products held, and external credit bureau data.

Corporate portfolios are rated using a comprehensive model that integrates quantitative variables and objective criteria to assess the level of risk associated with each client's financial commitments. This rating model is applied from the initial origination of the credit and is updated periodically to ensure a timely and dynamic assessment of the client's credit profile throughout the entire debt cycle. The model considers key determinants of credit risk, including the client’s financial performance and repayment capacity, payment behavior with both Group entities and the broader financial system, and transaction data available within Cibest Corporate Group. Additionally, sector information and complementary variables are included to enhance the assessment. This approach provides a comprehensive and up-to-date view of risk, strengthening decision-making and proactive portfolio management.

In Colombia, for SME and corporate portfolio, the risk level is estimated using models that assign an internal rating considering the client’s economic sector and multiple variables, including financial, transactional, sector specific, qualitative, and behavioral information. These models aim to achieve greater accuracy in classifying customer risk levels, improve discrimination and precision, incorporate non-traditional information, and enhance interpretability, ultimately enabling a deeper understanding of the client. These methodologies play a fundamental role in assessing and monitoring credit risk.

To estimate expected credit losses (“ECL”) under the collective methodology, the following formula is used:

Expected Credit Loss (ECL) = Exposure at Default (EAD)* Probability of Default (PD) * Loss Given Default (LGD)

The components are estimated using statistical models developed from the entity’s internal historical information and subsequently adjusted with forward looking information as described below:
•Probability of Default (“PD”): estimated probability of occurrence that a financial instrument will default. IFRS 9 requires parameter specification and differentiated application across stages 1, 2 and 3.

◦12 months PD: the estimated probability of occurrence of default within the next 12 months from the assessment date. Cibest Corporate Group applies it to exposures with no significant increase in credit risk and no evidence of impairment (stage 1). The 12-month PD is estimated using traditional techniques such as logistic regression, modelling portfolio behavior by risk level for each segment.

◦Lifetime PD: the estimated probability of default occurring over the remaining life of the instrument, depending on product characteristics and risk level. Cibest Corporate Group applies it to exposures with a significant increase in credit risk (stage 2). It is estimated using survival models that quantify portfolio survival rates over defined horizons and incorporate prepayment models.

◦Stage 3 PD: exposures evaluated under the collective methodology and classified in stage 3 are assigned a probability of default of 100%.

•Loss Given Default (“LGD”): the severity of Loss Given Default is the percentage of exposure that the entity ultimately expects to be lost in the event of default. The general formulation is: LGD = 1 – recovery rate. The recovery rate corresponds to the sum of cash flows received from the operation, discounted at the customer’s rate at the assessment date, over the exposure at default. It includes asset sales and other recovery strategies.
For secured products, recoveries are primarily classified by collateral type and incorporate discounted projected sale value minus acquisition, maintenance, and disposal costs, as well as appraisals to determine value and recovery timing.

•Exposure at Default (“EAD”): for amortizing products, exposure includes principal, interest and receivables, net of expected contractual repayments over a 12-month or lifetime horizon.
For revolving products with available undrawn limits, EAD incorporates the Credit Conversion Factor (CCF) to estimate the utilized and unused portions expected to convert into outstanding balance. For loan commitments, the ECL includes the probability of becoming on-balance-sheet-exposure.
To estimate lifetime expected credit losses, the exposure is projected annually, considering discounted contractual cash flows for each year. Discounting is performed using the effective interest rate or an appropriate approximation.

Incorporation of forward-looking information into the expected credit loss (ECL) models

To incorporate forward looking information into the components used to estimate expected credit losses (ECL), Cibest Corporate Group applies methodologies that correlate the historical performance of the portfolio with specific economic variables. Cibest Corporate Group has developed projections under three macroeconomic scenarios (base, pessimistic and optimistic), each assigned a probability of occurrence, to determine the best estimate of expected losses under potential future economic conditions.

To prepare these projections, the Economic Research team relies on a dual perspective forecasting process: thematic and analytical.

•Thematic Perspective: this perspective identifies external variables whose values are determined globally and are not influenced by country-specific dynamics. As they fall outside the scope of the Corporate Economic Research team, these variables are based on estimates developed by external analysts.

•Analytical Perspective: this perspective involves collecting historical information for the most relevant economic and financial variables of each country. Data sources include official authorities such as banking supervisors, national statistical agencies, and central banks. Forecasts are generated using time series econometric models widely applied in macroeconomic analysis.

As a result, monthly projections are obtained for the economic variables of interest over a horizon covering the current year and four additional years. After this period, due to uncertainty and technical limitations, the projected value at the end of the horizon is used for the remaining life of the instrument.

Cibest Corporate Group considers a five-year projection horizon appropriate, as it remains a reasonable practice for ECL estimation. It also deems it appropriate to use the fifth-year projection as a reference value for later periods, as this provides the most consistent approximation based on available information. This approach is based on the natural tendency of economic time series to revert to long term trends, equilibrium levels, or the mean. Once macroeconomic projections reach such a steady state, stability is expected unless an unforeseen shock occurs.

It is considered reasonable to assume that over a five-year horizon, macroeconomic projections will converge toward their equilibrium level, since historically the maximum periods of consecutive deviation above or below the long-term trend (approximately ±0.25 standard deviations of the variable), based on annual GDP growth data from 1972–2025, have lasted precisely five years.

Weighting of macroeconomic scenarios
To incorporate the inherent uncertainty of macroeconomic forecasting, Cibest Corporate Group uses three macroeconomic scenarios: base, optimistic, and pessimistic.

These scenarios reflect reasonable, non-extreme expectations. The current weighting applied to the macroeconomic forecasts at year-end is as follows:

	Optimistic		Base		Pessimistic
Country	2025	2024	2025	2024	2025	2024
Colombia	15.00%	15.00%	60.00%	60.00%	25.00%	25.00%
Panama	20.00%	20.00%	55.00%	55.00%	25.00%	25.00%
El Salvador	20.00%	20.00%	55.00%	55.00%	25.00%	25.00%
Guatemala	20.00%	20.00%	55.00%	55.00%	25.00%	25.00%
The following presents a comparison of the key projected macroeconomic variable in each country, “GDP Growth,” used to estimate ECL as of December 31, 2025 and 2024:

As of December 31, 2025
	Colombia			Panama
Cutoff	Optimistic	Base	Pessimistic	Optimistic	Base	Pessimistic
2025	3.07%	2.86%	2.65%	4.85%	4.14%	3.43%
2026	4.57%	3.23%	1.89%	6.19%	3.97%	1.75%
2027	4.68%	2.88%	1.08%	6.81%	4.04%	1.26%

As of December 31, 2025
	Guatemala			El Salvador
Cutoff	Optimistic	Base	Pessimistic	Optimistic	Base	Pessimistic
2025	4.15%	3.79%	3.44%	3.30%	2.80%	2.29%
2026	4.49%	3.48%	2.47%	3.90%	2.49%	1.08%
2027	4.58%	3.38%	2.18%	4.07%	2.39%	0.72%

As of December 31, 2024
	Colombia			Panama
Cutoff	Optimistic	Base	Pessimistic	Optimistic	Base	Pessimistic
2024	1.98%	1.80%	1.59%	3.51%	2.46%	1.41%
2025	3.89%	2.57%	1.23%	6.04%	3.48%	0.92%
2026	4.76%	2.96%	1.16%	6.68%	3.76%	0.85%

As of December 31, 2024
	Guatemala			El Salvador
Cutoff	Optimistic	Base	Pessimistic	Optimistic	Base	Pessimistic
2024	3.83%	3.48%	3.12%	3.10%	2.59%	2.09%
2025	4.46%	3.46%	2.45%	3.77%	2.36%	0.95%
2026	4.55%	3.35%	2.14%	3.93%	2.25%	0.58%
Special methodologies applied in stage 3
Collateral based methodology
For defaulted loans (classified in stage 3) where the primary source of repayment is determined to be real estate collateral or an asset under a leasing arrangement, the loss estimate is calculated as the outstanding balance minus the probability weighted net present value of the collateral’s market value. The valuation is based on appraisals not older than one year, net of acquisition, maintenance and disposal costs, and adjusted for multiple macroeconomic scenarios weighted by their respective probabilities of occurrence.

Individual NPV assessment methodology

Cibest Corporate Group individually assesses defaulted (stage 3) exposures exceeding COP 20,000 or USD 5 million in foreign subsidiaries, analyzing each debtor’s debt profile, collateral provided, financial information, and both client specific and sector specific credit behaviour. Significant financial assets are considered to be in default when, based on current or past events and available information, it is unlikely that the entity will recover all amounts due under the original contractual terms, including interest and fees. When a significant financial asset has been identified as defaulted, the loss amount is measured as the outstanding balance minus the probability weighted net present value of expected future cash flows, assessed under at least two macroeconomic scenarios with assigned probabilities of occurrence.

Clients assessed under an individual net present value (“NPV”) approach are evaluated at least twice per year and, additionally, whenever a relevant event occurs that materially affects their risk profile and requires updating the previously analyzed scenarios. Relevant events may include:

•Significant changes in collateral value,
•Adverse or emerging changes in the client’s business,
•Regulatory changes with potential impact on the borrower,
•Changes affecting the borrower’s commercial or operational dynamics, and
•Significant payments made by the client.

To determine expected future cash flows for the client, two approaches may be applied: a cash flow generation approach or an asset recovery approach involving enforcement or liquidation of collateral. that is, “Going Concern” or “Gone Concern” approach.

Cash-flow-based approach: This refers to an analysis under the “Going-Concern” assumption; that is, repayment of the obligation is expected to occur through the client’s ongoing cash flows. The calculation of the expected NPV under the cash-flow-based approach includes:

•Client financial projections.
•Debt simulation.
•Expected NPV calculation.
Collateral-recovery approach: This refers to collateral liquidation or "Gone concern” that is, repayment of the obligation is expected to occur through the realization of collateral, liquidation of assets, enforcement of personal guarantees, or adjudication through judicial processes. The NPV calculation under the collateral approach must include:

•Collateral analysis.
•Projected future collateral value.
•NPV calculation.
•Recovery time estimates.

Future cash flows are estimated under two scenarios (base and alternative), which may be affected by the variables described above.

4.1.2.2. Impairment of investments measured at amortized cost or at fair value through other comprehensive income (FVOCI)
At the end of each period, Cibest Corporate Group evaluates the impairment model based on the expected loss of a financial asset or a group of assets that are measured at amortized cost or at fair value with changes in other comprehensive income, where the impairment loss is measured from "day 1" after initial recognition.

Investments are classified into stages according to the risk level (rating), as follows:

Stage 1:
•Investments rated at investment grade.
•Investments rated at speculative grade, if:
◦The current external rating is maintained or improved compared with the rating at the acquisition date.
◦If there is a rating deterioration, the deterioration is lower than the number of notches that signify a significant increase in risk.
Stage 2:
•Investments migrating from investment grade to speculative grade.
•When the rating is downgraded beyond the thresholds notches that signify a significant increase in risk.

Stage 3:
•Investments classified as being in default.

Significant increase in risk
Investments classified in stage 2 include those instruments meeting Cibest Corporate Group’s definition of a significant increase in risk.
To determine whether a security has experienced a significant increase in risk since initial recognition, the deterioration of its current rating relative to its purchase date rating is evaluated. Depending on the initial rating, a significant increase may correspond to a downgrade of 1, 2, or 3 notches, as shown below:

EXTERNAL RATING ORIGIN	SIGNIFICANT INCREASE IN RISK
Ba1/BB+	3 Notches
Ba2/BB	3 Notches
Ba3/BB-	3 Notches
B1/B+	2 Notches
B2/B	2 Notches
B3/B-	1 Notch
Caa/CCC	1 Notch
Measurement of expected losses:
Impairment: [Amortized Cost or Market Position (Exposure)] * PD (Probability of default) * LGD (Loss given default)

•Instruments classified in stage 1 are assigned a 12-month probability of default.
•Instruments classified in stage 2 are assigned a lifetime probability of default.
•Instruments classified in stage 3 are assigned a probability of default of 100.00%.

To estimate the impairment of the instruments if the issue has an external rating, the PD (Probability of default) from the international rating agency is applied; if no external rating exists, the internal rating model and portfolio PD are used.

In all cases, the LGD (Loss Given Default) is based on the parameter published by the external rating agency for the investment portfolio, which corresponds to 51.60% as of December 2025.

4.1.3.      Derecognition of financial assets
4.1.3.1.   Derecognition of financial assets not resulting from modifications
Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred, and Cibest Corporate Group has transferred substantially all the risks and rewards of ownership, or when Cibest Corporate Group neither transfers nor retains substantially all of the risks and rewards of ownership but it does not retain control of the financial asset.
When Cibest Corporate Group retains the contractual rights to receive cash flows from the financial asset, but assumes a contractual obligation to pay those cash flows to other entities, it shall treat the transaction as a transfer that results in derecognition if:
•It has no obligation to pay any amounts to the other entities unless it collects equivalent amounts from the assets;
•It is prohibited from selling or pledging the assets; and
•It has an obligation to remit without material delay any cash flows it receives from the assets.
4.1.3.2.   Modifications
In modifications for commercial or market reasons, an assessment is made as to whether the modification is substantial; that is, whether the changes in the terms of the contract differ substantially from the original contract, based on the analysis of qualitative variables (inclusion of returns based on profit sharing, guarantees, other collateral, or credit enhancements that significantly affect the credit risk profile associated with the loan, changes in currency and/or obligor) and, in some cases, a quantitative assessment. When the modifications result in derecognition, the renegotiated contract is a new loan, subject to the classification and measurement requirements established by IFRS 9.
Similarly, the costs and commissions associated with the financial asset are derecognized. Modifications that do not result in derecognition are understood as non-substantial modifications, the carrying amount will be recalculated as the present value of the modified contractual cash flows discounted at the original interest rate, recognizing the effect of the modification in the margin net interest in the Statement Consolidated of Income. Likewise, costs and commissions are adjusted and amortized over the remaining life of the modified asset.
Contractual modifications of financial assets may be carried out due to restructurings and/or renegotiations for credit risk due to the borrower's financial difficulties are evaluated as a non-substantial modification and therefore does not lead to derecognition. When a financial asset is restructured, the difference between the original contractual cash flow and the new cash flow of the restructured asset discounted at the original effective interest rate is recognized as a gain or loss in the Statement Consolidated of Income as “Interest income on loan and financial leases”, the costs and fees are deferred and will be amortized by the remaining life of the modified asset.
4.1.3.3.        Written-Off loan portfolio
Loans are written off when Cibest Corporate Group concludes there is no realistic expectation of recovery of the loans and receivables balances from a client or third party, i.e., there is no possibility of recovery due to the debtor's lack of ability or willingness to pay or in the absence of open guarantees granted by the debtor. In general, this characteristic will be fulfilled when the following delinquency conditions are present:

		Length of delinquency (days)
Type	Collateral	Grupo Agromercantil Holding S.A.	Banistmo S.A.	Banco Agrícola S.A.	Bancolombia S.A.
	Without collateral			180
Commercial	With collateral	N/A(1)	360	360	360
	Without collateral	180	180	180	180
Consumer	With collateral	540 for vehicles collateral	1080 for mortgage collateral	720 for mortgage collateral
	Without collateral		180
Small Business Loan	With collateral	N/A(1)	1080 for mortgage collateral	180	180
Mortgage	With collateral	1440	1080	720	N/A(1)
(1)Not dependent on the length of delinquency but on the reasons underlying a loan's non-recoverability.
Among the reasons underlying a loan's non-recoverability are the estimated recovery time of the obligation, the probable recovery percentage given the existence or lack of collateral and the inability to locate the client. When default conditions are present, it is initially necessary to evaluate whether the collateral that supports the loan generates a reasonable expectation of recovery; if so, the necessary steps are taken to realize on the collateral prior to writing-off the loan. In cases where the collateral net fair value indicates that there are no reasonable expectations of recovery, loans are written-off in the Consolidated Financial Statements.

Financial liabilities
4.2.        Financial liabilities
At initial recognition, Cibest Corporate Group measures its financial liabilities at fair value. The transaction costs that are directly attributable to the financial liability are deducted from its fair value if the instruments are subsequently recognized at amortized cost or will be recognized in the Consolidated Statement of Income if the liabilities are measured at fair value.
4.2.1.     Classification and Measurement of Financial Liabilities
Financial liabilities are classified and subsequently measured as follows:
•Amortized cost, measured at cost using the effective interest rate method.
•Fair value through profit or loss (“FVTPL”), measured using fair value, with variations in value recognized in the income statement.
•Irrevocably designated at fair value through profit or loss, measured using fair value, with variations in value recognized in the income statement. The effect of changes in own credit risk is presented in other comprehensive income.
4.2.2.     Derecognition of Financial Liabilities
Cibest Corporate Group derecognizes a financial liability from the Consolidated Statement of Financial Position when it is extinguished; that is, when the contractual obligation has been paid or settled or has expired.
Debt Exchange
Cibest Corporate Group assesses whether instruments subject to debt exchange are substantially different from each other, considering qualitative aspects such as currencies, maturities, interest rates, subordination terms, regulatory framework, among others, and quantitative aspects, in which the present value of discounted cash flows under the conditions of the new instruments (including any net commission paid minus any commission received) using the original effective interest rate to calculate the discount differs by at least 10 percent from the present value of discounted cash flows remaining from the original financial liability.
When it is concluded that the instruments subject to debt exchange are not substantially different (based on the analysis of qualitative variables such as currency or issuance market changes, and in some cases a quantitative evaluation), the transaction is recognized as a modification of debt, and in this case, the amortized cost of the modified liability is adjusted to the present value of estimated contractual cash flows discounted at the original effective interest rate of the financial instrument, and the gain or loss is recognized immediately in the income statement. Incremental costs and commissions adjust the carrying amount of the liability and are amortized over the remaining life of the modified liability, following its subsequent measurement at amortized cost. In debt exchanges that are considered substantially different, derecognition is recognized in the income statement, and a new financial liability is recognized.

Day one profit adjustment
4.3.   Day one profit adjustment
In situations where the fair value of a financial asset acquired or financial liability assumed at initial recognition differs from the transaction price, Cibest Corporate Group shall recognize a gain or loss directly in the Consolidated Statement of Income if the fair value is supported by Level 1 inputs or is based on a valuation technique that uses only observable market data. In all other circumstances, Cibest Corporate Group defers the Day one gain or loss and recognizes it in the Consolidated Statement of Income over the course of the transaction period.

Compound instruments
4.4.   Compound instruments
Cibest Corporate Group recognizes compound financial instruments that contain both liability and equity components separately. Therefore, for initial measurement, the liability component is the fair value of a similar liability which doesn´t have an equity component (determined by discounting future cash flows using the market rate at the date of the issuance). The difference between the fair value of the liability component and the fair value of the compound financial instrument, considered as a whole, is the residual value assigned to the equity component. After initial recognition, the liability component of a compound financial instrument is measured at amortized cost using the effective interest method. The equity component of a compound financial instrument is not re-measured subsequent to initial recognition. The liability component corresponds to the preferred dividend related to 1% of the subscription price, which is the payment of the minimum dividend on the Preferred Shares for each period. For further information, see Note 22. Share capital.

Financial guarantee contracts and loan commitments
4.5.   Financial guarantee contracts and loan commitments
Cibest Corporate Group issues financial guarantees and loan commitments. Loan commitments are those agreements under which Cibest Corporate Group has an irrevocable obligation to grant the loan. The financial guarantee contracts issued by Cibest Corporate Group are contracts that require the issuer to make specified payments to reimburse the holder for a loss it incurs because a specified debtor fails to make payment when due to accordance with the original or modified terms of a debt instrument.
Both financial guarantee contracts and loan commitments are initially recognized as liabilities at fair value, which is normally the fee received, adjusted for the directly attributable transaction costs incurred. Subsequently, liabilities are measured at the higher of the provision amount measured according to IFRS 9, and the amount initially recognized, less the accumulated amortization recognized according to IFRS 15 Revenue from contracts with customers.
Income derived from guarantees is recognized as “commission income” in the Consolidated Statement of Income over the term of the contract, in accordance with the method and frequency of commission’s payments.

Derivatives financial instruments
4.6.   Derivatives financial instruments
A financial derivative is an instrument whose value changes in response to changes in a variable or index, such as an interest rate, exchange rate, the price of a financial instrument, a credit rating or a credit index. This instrument requires no initial payment or is lower in comparison to other financial instruments with a similar response to changes in market conditions and is generally settled at a future date.
Cibest Corporate Group recognizes its derivative financial instruments at fair value, based on the prices and valuation methodologies provided by the official pricing service provider (Precia); this includes counterparty credit-risk adjustments applied to derivatives when Cibest Corporate Group's position is a derivative asset, and Cibest Corporate Group's credit risk when the position is a liability on a derivative. For further information, see Note 30. Fair value of assets and liabilities, section d. Credit valuation adjustment.

Derivatives are recognized and measured at fair value through profit or loss unless such derivatives are designated as cash flow hedges or hedges of a net investment in a foreign operation. In those cases, the effective portion of changes in the fair value of the derivatives are recognized in other comprehensive income. All derivatives are carried as assets when fair value is positive and as liabilities when fair value is negative. Gains and losses arising from changes in the fair value of derivatives, which are not in hedging relationships, are recognized in the Consolidated Statement of Income under the "valuation on financial instruments" item, and gains and losses from the valuation of foreign exchange derivatives are included in the "Other Operating Income" item.

Hedge accounting
4.7.   Hedge accounting
Cibest Corporate Group designates and documents hedge accounting at inception in accordance with the requirements of IFRS 9 Financial Instruments. When the hedging relationship is considered to be highly effective, the changes in value of the hedging derivative are accounted for according to their classification, as fair value hedges, cash flow hedges and hedges of net investment in foreign operations, as set out in the paragraph below.
Cibest Corporate Group assesses at the inception of the hedge and on an ongoing basis during the life of the instrument, whether the hedge used in the transaction is expected to be aligned with the hedge effectiveness requirement (prospective effectiveness):
•Economic relationship between the hedging instrument and the hedged item.
•The effect of credit risk does not predominate over the value of the economic relationship.
•Designated hedge ratio is consistent with risk management strategy.
Cibest Corporate Group discontinues the hedge accounting when the hedging relationship no longer meets the criteria provided for hedge effectiveness or when the hedging instrument expires or is sold, terminated or exercised. Consequently, the item no longer complies with the hedge accounting conditions or the hedging relationship no longer complies with the risk management objective.
Before the establishment of hedge accounting, Cibest Corporate Group documents the relationship between hedged items and hedging instruments, as well as its risk management objectives and hedging strategies, which are approved by the Asset and Liability Management Committee.

Hedge relationships are classified and accounted for in the following ways:
Fair value hedges
Fair value hedges are designated to protect against the exposure to changes in the fair value of recognized assets or liabilities or unrecognized firm commitments.
Changes in the fair value of derivatives that are designated and qualify as hedging instruments in fair value hedges are recorded in the same line item of the Consolidated Statement of Income as hedged item. The change in fair value of the hedged item that is attributable to the hedged risk is recorded as part of the carrying value of the hedged item, and it is also recognized in the same line item of the Consolidated Statement of Income as the hedge item.

For fair value hedges of items carried at amortized cost, adjustments to the carrying value are amortized to the Consolidated Statement of Income over the remaining life of the hedge item until maturity. Amortization is based on a recalculated effective interest rate at the beginning of the amortization period, which begins when the hedged item ceases to be adjusted for changes in its fair value attributable to the risk being hedged. The adjustment shall be amortized fully by maturity of the financial instrument or, in the case of a portfolio hedge of interest rate risk, by expiry of the relevant repricing period.

If the hedged item is derecognized, the non-amortized fair value is recognized immediately in the Consolidated Statement of Income.
When an unrecognized firm commitment is designated as a hedged item, the subsequent cumulative change in the fair value of the firm commitment attributable to the hedged risk is recognized as an asset or liability with corresponding gain or loss recognized in net income.
Cash flow hedges
Cash flows hedges are used mainly to manage the exposure to variability related to the cash flow attributable to a specific risk associated with an asset or liability recognized on the Consolidated Statement of Financial Position or to a highly probable forecast transaction.
The portion of the gain or loss on the hedging instrument that is determined to be an effective hedge is recognized in other comprehensive income. The ineffective portion of the gain or loss on the hedging instrument is recognized in the Consolidated Statement of Income as interest and valuation on financial instruments.

If the hedging instrument expires or is sold, terminated or exercised, without replacement or rollover into another hedging instrument, or if the hedging designation no longer meets the criteria provided for the hedge effectiveness requirements after any subsequent rebalancing adjustment, any accumulated gain or loss previously recognized in OCI remains in OCI, until the planned operation or the firm commitment affects the result.
When a forecasted transaction is no longer expected to occur, the gain or loss accumulated in equity is recognized immediately in net income.
Hedges of a net investment in a foreign operation
In accordance with the application of IFRS 9 and IFRIC 16 – Hedges of a Net Investment in a Foreign Operation, Cibest Corporate Group has elected to hedge the foreign exchange risk arising from the translation of activities conducted in a country or currency other than that of the reporting entity.

The accounting for these hedges requires that the effective portion of foreign exchange gains or losses arising from instruments designated as hedging instruments be recognized in the same line item of the statement of profit or loss or other comprehensive income (OCI). This accounting treatment is consistent with the requirements of IAS 21 – The Effects of Changes in Foreign Exchange Rates, and aligns with the disclosure provided in Section 1. Functional currency, translation of balances and foreign currency transactions.

Upon the disposal of a foreign operation, or upon the settlement of an instrument that forms part of the net investment, the foreign exchange differences previously accumulated in OCI are reclassified to profit or loss for the period as part of the gain or loss on such disposal. For additional information related to the accounting for hedges of net investments in foreign operations, refer to Note 5.3 – Hedge accounting.

Investments in associates and joint arrangements
5.      Investments in associates and joint arrangements
5.1.   Investments in associates and joint ventures
An associate is an entity over which Cibest Corporate Group has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee but does not have control or joint control to make those policies decisions.
A joint venture is an entity that Cibest Corporate Group controls jointly with other participants, where the parties maintain a contractual agreement that establishes joint control over the relevant activities of the entity (which only exists when decisions about those activities require unanimous consent of the parties sharing control) and the parties have rights to the net assets of the joint arrangement.
Cibest Corporate Group's investments in associates and joint ventures are initially recorded at cost and their results, assets and liabilities are subsequently included in the Consolidated Financial Statements using the equity method, except when the investment, or a portion thereof, is classified as held for sale, in which case it is accounted for in accordance with IFRS 5 Non-current assets held for sale and discontinued operations.
When an investment in an associate or joint venture is held by, or is held indirectly through, an entity that is a venture capital organization, or a mutual fund, unit trust or similar entities, and such investment is measured at fair value through profit or loss in that entity, Cibest Corporate Group may elect to measure investments in those associates and joint ventures at fair value through profit or loss in the Consolidated Financial Statements. This election is applied on an investment-by-investment basis.
At the acquisition date, the excess of the acquisition cost of the associate or joint venture shares exceeding Cibest Corporate Group's share of the net fair value of identifiable assets and liabilities of the investee is recognized as goodwill and is included in the carrying amount of the investment and it is not amortized. Any excess of Cibest Corporate Group's share of the net fair value of the investee’s identifiable assets and liabilities over the cost of the investment is included as income in the determination of Cibest Corporate Group's share of the associate or joint venture’s profit or loss in the period in which the investment is acquired. When necessary, the entire carrying amount of the investment (including goodwill) is tested for impairment in accordance with IAS 36 Impairment of assets. Impairment losses are recognized in accordance with the policy for impairment of assets, cash-generating units and goodwill (see section 12. Impairment of assets, cash-generating units and goodwill, of this note).
If Cibest Corporate Group's share of losses of an associate or joint venture exceeds Cibest Corporate Group's interest in that associate or joint venture (which includes any long-term interests that, in substance, form part of Cibest Corporate Group's net investment in the associate or joint venture), Cibest Corporate Group discontinues recognition its share of further losses. Additional, losses are recognized only to the extent that Cibest Corporate Group has incurred legal or constructive obligations or made payments on behalf of the associate or joint venture.
When the equity method is applicable, adjustments are considered in order to adopt uniform accounting policies of the associate or joint venture with Cibest Corporate Group. The portion that corresponds to Cibest Corporate Group for changes in the investee´s other comprehensive income items is recognized in the Consolidated Statement of Comprehensive Income as “Unrealized gain/loss on investments in associates and joint ventures using equity method” and gains or losses of the associate or joint venture are recognized in the Consolidated Statement of Income as “Dividends and net income on equity investments”, in accordance with Cibest Corporate Group's participation. Gains and losses resulting from transactions between Cibest Corporate Group and its associate or joint venture are recognized in Cibest Corporate Group's Consolidated Financial Statements only to the extent of the unrelated investor´s interest in the associate or joint venture. The equity method is applied from the acquisition date until the significant influence or joint control over the entity is lost. When the significant influence on the associate or the joint venture is lost, Cibest Corporate Group measures and recognizes any residual investment that remains at its fair value. The difference between the associate or joint venture carrying value (taking into account the relevant items of other comprehensive income), the fair value of the retained residual investment and any proceeds from disposing of a partial interest in the associate or joint venture, is recognized in the Consolidated Statement of Income. The currency translation adjustments recognized in equity are reclassified to net income at the moment of disposal.
The unrealized gain or loss of an associate or joint venture is presented in the Consolidated Statement of Comprehensive Income, net of tax. Changes in the investment´s participation that arise from changes in other comprehensive income of an associate or joint venture are recognized directly in the investor’s Statement of Comprehensive Income.
The dividends received from the associate or joint venture reduce the investment carrying value.
For further information, please see Note 8. Investments in associates and joint ventures.
5.2.  Joint operations
A joint operation is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the assets, and obligations for the liabilities, relating to the arrangement.
Cibest Corporate Group recognizes and measures assets, liabilities, revenues, and expenses in relation to its interest in joint operations in accordance with the applicable IFRS for the particular assets, liabilities, revenues and expenses.
When Cibest Corporate Group acquires an interest in a joint operation in which the activity constitutes a business, as defined in IFRS 3, or when an existing business is contributed to the joint operation on its formation by one of the parties that participate in the joint operation, Cibest Corporate Group will apply all of the principles of IFRS 3. In this case, Cibest Corporate Group recognizes goodwill in the event that consideration transferred exceeds the net of the acquisition date amounts of the identifiable assets acquired and the liabilities assumed.
When Cibest Corporate Group transacts with a joint operation in which the Parent Company or its subsidiaries is a joint operator (such as a sale or contribution of assets), Cibest Corporate Group is considered to be conducting the transaction with the other parties to the joint operation, and gains and losses resulting from the transactions are recognized in Cibest Corporate Group's Consolidated Financial Statements only to the extent of other parties’ interests in the joint operation.

Leases
6.     Leases
6.1.  Cibest Corporate Group as lessee
Cibest Corporate Group assesses whether a contract is or contains a lease at the inception of the contract and recognizes a right-of-use asset representing its right to use the leased asset and a lease liability representing its obligation to make lease payments. Cibest Corporate Group elected to apply the recognition exemptions for short-term leases (leases of 12 months or less and without a purchase option) and leases where the underlying asset is of low value. Lease payments related to these exemptions will be recognized as an expense in profit or loss on a straight-line basis over the term of the lease.
Both the right-of-use asset and the lease liability are measured at the present value of the lease payments that have not been paid at that date. Lease payments are discounted using the lessee’s incremental borrowing rate. In addition, the right-of-use asset includes: 1) the amount of the initial measurement of the lease liability, 2) lease payments or costs incurred by the lessee made before or after the commencement date, less lease incentives received, and 3) an estimate of the costs to be incurred to dismantle the underlying asset, restore the site on which it is located or restore the underlying asset to the condition required by the lease.
Subsequently, Cibest Corporate Group measures the right-of-use asset at cost less any accumulated depreciation and any accumulated impairment losses and adjusted for any remeasurement of the lease liability. Cibest Corporate Group measures the lease liability by increasing the carrying amount to reflect interest on the lease liability, reducing the carrying amount to reflect the lease payments made, and remeasuring the carrying amount to reflect any new expectation or lease modifications. Each lease payment has been allocated between the liability and interest expenses. The accrued interest on the lease liability for each period over the lease term will be the amount that produces a constant periodic rate of interest (incremental borrowing rate) on the remaining balance of the liability.
6.2.  Cibest Corporate Group as lessor
The lease agreements entered into by Cibest Corporate Group are classified at the initial recognition as financial or operating leases.
A lease is classified as a finance lease when substantially all the risks and rewards incidental to ownership of the asset are transferred to the lessee and are recognized at a value equal to the net investment in the lease, corresponding to the sum of the minimum lease payments receivable and any unguaranteed residual value, discounted at the interest rate implicit in the lease. Otherwise, it is classified as an operating lease, recognizing and measuring the assets under the principles of property and equipment or investment property, in which case income and depreciation of property and equipment are recognized on a straight-line basis over the life of the asset. Contingent lease payments are recognized as revenue in the period in which they are received.
If during the lease term, the lessor and the lessee decide to modify the initial conditions, and the agreed changes result in a different classification, then the modified agreement will be considered a new lease with new clauses that will lead to the classification of a financial or operating lease, as appropriate.
Cibest Corporate Group uses the following indicia of transfer of risk and rewards incidental to ownership to the asset; if one of them is met, lease is classified as a finance lease:
•The agreement indicates that the lessee has the option to purchase the asset at a price that is expected to be equal to or less than 10% of the fair value of the asset, upon termination of the lease.
•The term of the lease covers most of the economic life of the asset, even when the lease does not transfer the ownership of the underlying asset to the lessee at the end of the lease term, i.e., when the minimum lease term represents 75% or more of the economic life of the leased asset.
•At the inception of the lease, the present value of the minimum lease payments amounts to at least 90% of the fair value of the leased asset.
•The leased assets are of such a specialized nature that only the lessee has the possibility of using them without making significant modifications.

Premises and equipment and depreciation
7.     Premises and equipment and depreciation
Premises and equipment include tangible items that are held for use, for rental to others, or for administrative purposes and are expected to be used for more than one period.
Items of premises and equipment are expressed at cost less accumulated depreciation and impairment losses. Depreciation is calculated using the straight-line method, in order to derecognize the depreciable amount of premises and equipment over the estimated useful lives of the assets. The depreciable amount is the cost of an asset less its residual value.
The estimated useful lives for each asset group are:

Asset group	Useful life range
Buildings	10 to 75 years
Furniture and fixtures	3 to 20 years
Computer equipment	3 to 20 years
Equipment and machinery	2 to 40 years
Vehicles	3 to 10 years
The asset’s residual values and useful lives are reviewed, and adjusted if appropriate, at the end of each reporting period. When there is a significant change, the depreciation and the charge to the Consolidated Statement of Income are adjusted based on the new estimation.
Cibest Corporate Group assesses at the end of each year whether there is any indication of external or internal reduction in the asset’s recoverable value. If there is any indication of impairment, Cibest Corporate Group estimates the recoverable amount of the assets and then recognizes the impairment loss in the Consolidated Statement of Income. For further information, see section 12. Impairment of nonfinancial assets, cash-generating units and goodwill in this note.
Maintenance expenses of the premises and equipment are recognized as an expense in the period in which they are incurred and are registered in the Consolidated Statement of Income as “Other administrative and general expenses”.
Gains and losses in sales of premises and equipment are registered in the Consolidated Statement of Income as “Other operating income”.

Investment properties
8.     Investment properties
The investment properties are measured initially at cost, including the transaction costs. The carrying value includes the cost of replacement or substitution of a part of an investment property at the time the cost is incurred, if the cost meets the recognition criteria; and it excludes the daily maintenance costs of the investment property which are included in the Consolidated Statement of Income as “Other administrative and general expenses”.
After the initial recognition, the investment properties are measured at fair value which reflects the market conditions at the Consolidated Statement of Financial Position date and are valued by Management with the support of external experts using valuation techniques based on comparable prices, direct capitalization, discounted cash flows and replacement cost. The gains and losses that arise from changes in the fair values of investment properties are included in the Consolidated Statement of Income as “Other operating income”.
Transfers of an asset to or from the investment properties are only made when there is a change in its use. For a transfer from an investment property to premises and equipment, the cost taken into account for its subsequent accounting is the fair value at the time of the change in use. If a premise and equipment becomes an investment property, it will be accounted for at its fair value.

Intangible assets
9.     Intangible assets
Intangible assets are identifiable, non-monetary assets without physical appearance, separately acquired or internally generated by Cibest Corporate Group that are measured initially at cost and subsequently at cost less any accumulated amortization and any accumulated impairment loss. Intangible assets acquired in business combinations are recognized at fair value at the date of acquisition.
Intangible assets with finite useful lives (ranging from 1 to 10 years) are amortized using the straight-line method over their estimated useful lives and assessed at the end of the period for impairment. The amortization period and the amortization method for intangible assets with a finite useful life are reviewed at least annually. The expected changes in the useful life or in the pattern of consumption of the future economic benefits of the asset are recognized when the amortization period or method has changed, as appropriate, and they are treated as changes in the accounting estimates. The amortization expense of intangible assets with finite useful lives is recognized in the Consolidated Statement of Income.
Cibest Corporate Group's intangible assets comprise mainly intangibles of finite useful life, such as licenses, software and computer applications, customer relationships and trademarks (See Note 12. Goodwill and intangible assets, net). Intangibles of indefinite useful life include Goodwill.
When intangible assets with finite useful life are written-off, the expected future economic benefits period is reduced to increase the amount of amortization, resulting in the derecognition of the intangible asset in a shorter period than initially estimated.
Intangible assets with indefinite useful lives are not subject to amortization but are periodically tested to identify any impairment, either individually or at the cash-generating unit level. The assessment of the indefinite life is reviewed annually to determine if it continues being supportable. In the event that the assessment was not valid, the change from indefinite useful life to finite useful life is recognized prospectively. Intangible assets with an indefinite useful life correspond to goodwill.
9.1. Internally generated intangible assets
The costs of internally generated intangible assets are recognized as intangible assets if they have been incurred in the development stage and meet the recognition criteria; if so, such assets are presented in the Consolidated Statement of Financial Position at cost less accumulated amortization and accumulated impairment losses (see section 12. Impairment of nonfinancial assets, cash-generating units and goodwill in this note). Other expenditures are recorded as expenses in the Consolidated Statement of Income.
Amortization of the asset begins when development is complete and the asset is available for use. Intangible assets are amortized using the straight-line method over their estimated useful lives and assessed at the end of the period for impairment.

Inventories
10.  Inventories
Cibest Corporate Group recognizes as inventory the assets or returned property from finance or operating lease and real estate acquired or held in construction for sale in the ordinary course of business.

Assets or returned property from finance or operating lease

Inventories of assets or returned property are those assets arising from an early termination of a finance or operating lease or those on which the lease has been terminated, and they are expected to be sold in the normal course of business, which are controlled by Cibest Corporate Group and are expected to obtain future economic benefit.
The inventory of returned property is recognized as an asset from the date on which Cibest Corporate Group assumes the risks and benefits thereof. Assets arising from operating leases are initially measured at cost, which is the carrying amount less accumulated depreciation and impairment, if any. Assets returned property financial leasing operations are recognized at the lower of their book value plus sanitation costs and its net realizable value. When the book value is greater than the net realizable value, an adjustment is recognized under the caption "Provision for impairment of loan portfolio and financial leasing operations, net" in the Consolidated Income Statement.
Real estate acquired or in construction for sale
Real estate acquired or in construction for sale in the ordinary course of Cibest Corporate Group’s business mainly include:

•Real estate units in construction: refers to investments made in real estate construction projects (residential, commercial, etc.) that are in the development phase.
•Real estate units in inventory: corresponds to real estate units available for sale.

The cost of real estate acquired or in construction for sale includes all expenses incurred in their acquisition and transformation, as well as other expenses necessary to complete them. Once the construction phase is completed, any subsequent costs will be recognized as an expense in the income statement for the period.

Inventories are measured at the lower of cost and net realizable value. Net realizable value ("NRV") is the estimated selling price in the normal course of business, less the estimated costs necessary to make the sale. The cost of inventories is assigned by using specific identification of their individual costs.
Cibest Corporate Group revises the NRV of its inventories at least annually, or when market conditions so require; the adjustment of the decrease in value is recognized directly in income. Adjustments to the NRV are recognized under the caption "Amortization, depreciation and impairment" in the Consolidated Statement of Income, up to the value initially recognized.

Assets held for sale and discontinued operations
11.  Assets held for sale and discontinued operations
Cibest Corporate Group classifies non-current assets or disposal groups held for sale if their carrying value will be recovered through a sale transaction, rather than through continuing use. These assets are measured at the lower of their carrying value and their fair value less costs to sell and they are not depreciated nor amortized from the date of their classification. Additionally, if any indications of impairment exist, impairment losses are recognized for the difference between the carrying and the fair value less costs to sell as “depreciation, amortization and impairment” in the Consolidated Statement of Income. Gains and losses in the sale of assets held for sale are recognized in the Consolidated Statement of Income as “Other operating income” or “Other administrative and general expenses”.
The held for sale condition is met if the assets or groups of assets are available, in their current condition, for immediate sale or the sale transaction is highly probable and is expected to be completed within the year following the date of classification. In Cibest Corporate Group, the assets held under this classification correspond to foreclosed assets and the subsidiary Banistmo. If the sale of the asset does not take place within the planned period, the assets are reclassified to "Other assets, net" in the Consolidated Statement of Financial Position.
A discontinued operation is a component of an entity that has been disposed of, or is classified as held for sale, and represents a separate major line of business or a geographical area of operations, is part of a single coordinated and individual plan to dispose of a separate major line of business or geographical area of operations, or is a subsidiary acquired exclusively with a view to resale. The results of a discontinued operation are presented separately from those of continuing operations in the Consolidated Statement of Income on a comparative basis.
The comparative information in the statement of profit or loss is restated to reflect the classification of discontinued operations for all periods presented, whereas the Statement of Financial Position is not restated for prior periods; instead, the related assets and liabilities are presented separately from the date they are classified as held for sale.

Impairment of non-financial assets, cash-generating units and goodwill
12.  Impairment of nonfinancial assets and cash-generating units and goodwill
Cibest Corporate Group evaluates at the end of each period whether there is any indication that on a stand-alone basis nonfinancial assets and cash-generating units are impaired. If some indication of impairment does exist, Cibest Corporate Group estimates the recoverable amount of the assets and the loss by impairment, the impairment loss is recognized for the amount by which the carrying amount of the cash generating unit exceeds its recoverable amount. Regardless of whether impairment indicators exist, impairment of goodwill is assessed annually, or more frequently if events or changes in circumstances indicate that it may be impaired.
The recoverable amount of nonfinancial assets or cash-generating units is defined as the higher of fair value less costs of disposal and value in use. Fair value is determined by Management with reference to market value (if available), through pricing models, or with the assistance of a valuation specialist. Meanwhile, value in use requires Management to develop significant assumptions and estimates to forecast cash flow for periods that extend beyond the normal requirements of management reports, assessing the appropriate discount rate and growth rate.
If an asset does not generate cash flows that are independent from the rest of the assets or group of assets, the recoverable amount is determined by the cash-generating unit to which the asset belongs.
The amount of impairment losses recognized in net income during the period is included in the Consolidated Statement of Income as “depreciation, amortization and impairment”. Except for impairment loss recognized for goodwill, impairment losses are subject to reversal, the increased carrying amount of an asset other than goodwill attributable to a reversal of an impairment loss shall not exceed the carrying amount that would have been determined (net of amortization or depreciation) had no impairment loss been recognized for the asset in prior years.
Other assets
13.  Other assets
Cibest Corporate Group presents as other assets, among other things, (a) the expenses paid in advance incurred in the development of its business, in order to receive future services, which are amortized during the period in which services are received or the costs or expenses are recorded and (b) foreclosed assets that do not comply with the requirements to be recognized as assets held for sale and where there are no plans to use them in the supply of services or for administrative purposes.
Foreclosed assets are initially recognized at the lower of net amount of the charged-off financial assets to which the foreclosed assets relate and net realizable value of the foreclosed asset (the net realizable value will be the estimated selling price of the asset or its awarding value, less the estimated costs necessary to carry out its sale), pending obtaining a plan for its commercialization. If net amount of the charged-off financial assets is greater than net realizable value of the foreclosed asset, an adjustment for impairment of credit risk of the financial asset is recorded in the results for the period.
There is evidence of impairment when these group of assets remain in the Consolidated Statement of Financial Position for a period of time exceeding one year from the reception date, without buyer having been found, despite Cibest Corporate Group's ongoing efforts to sell them (even adjusting the selling price).
Foreclosed assets are subsequently assessed to determine whether an impairment lost must be recognized. In the case of events that arise that are beyond the control of Cibest Corporate Group and that make remote the realization of these assets, they are identified as "non-tradable”, and a complete impairment is carried out.

Derecognition of non-financial assets
14.  Derecognition of nonfinancial assets
Cibest Corporate Group nonfinancial assets are derecognized either on disposal or when they are permanently withdrawn from use and no future economic benefits are expected. The difference between the value obtained on disposal and the carrying amount is recognized in the Consolidated Statement of Income.

Employee benefits
15.   Employee benefits
15.1. Short term benefits
Cibest Corporate Group grants to its employees short-term benefits such as bonuses based on added value to clients and Cibest Corporate Group's results, salaries, accrued performance costs and social security that are expected to be wholly settled within 12 months. Expenses related to these benefits are recognized over the period in which the employees provide the services to which the payments relate. For further information, see Note 19. Employee benefit plans.
15.2. Other long-term employee benefits
Cibest Corporate Group grants to its employees seniority bonuses as long-term employee benefits whose payment is not expected within the 12 months following the end of the annual period in which the employees have rendered their services. The cost of long-term employee benefits is allocated across the period from the time the employee was hired by Cibest Corporate Group and the expected date of obtaining the benefit. These benefits are projected up to the date of payment and are discounted through the projected unit credit method.
15.3. Pensions and other post-employment benefits
–Defined contribution plans
Cibest Corporate Group makes monthly contributions to pension funds, due to legal requirements and it has no legal obligation to pay further contributions.
Cibest Corporate Group recognizes contributions in the Consolidated Statement of Income once the contribution is accrued. Any contributions unpaid at the Consolidated Statement of Financial Position date are included as a liability.
–Defined benefit plans
These are post-employment benefit plans in which Cibest Corporate Group has the legal or constructive obligation to take responsibility for the payments of benefits that have been agreed, for example, severance pay, pension recognition bonuses, and pensions for retirees who fall under Cibest Corporate Group’s responsibility, as well as any other defined benefit plans agreed upon with former employees. Cibest Corporate Group makes an actuarial valuation based on the projected unit credit method and a risk-free rate which reflects current market assessments of the time value of money in each country (interest rate of treasury bonds [“TES”], representative of the nation's public debt), related to the characteristics and the benefit flows weighted average, to discount such obligation.

Provisions, contingent liabilities and contingent assets
16.  Provisions, contingent liabilities and contingent assets
Provisions
Provisions are recognized when Cibest Corporate Group has a present obligation (legal or constructive) as a result of a past event, where it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate of the obligation's value can be made.
The corresponding expense for any provision is presented in the Consolidated Statement of Income, net of all expected reimbursement. The increase in the provision due to the time value of money is recognized as a financial expense.
The amounts recognized in the Consolidated Statement of Financial Position, correspond mainly to:
I.            Judicial proceedings
Judicial provisions refer to pending legal proceedings on employment matters, ordinary lawsuits, class actions suit, civil actions within criminal prosecutions and executive proceedings against Cibest Corporate Group.
II.            Onerous contracts
For Cibest Corporate Group, an onerous contract is a contract in which the unavoidable costs of meeting the obligations under the contract exceeds the economic benefits expected to be received under it.
III.            Loan commitments
In order to meet the needs of its customers, Cibest Corporate Group issues loan commitments, letters of credit and bank guarantees. Loan commitments are those approved irrevocable loans, in which, despite having acquired a commitment to grant them, due to the contract or agreement or for any other reason they are still pending disbursement.
IV.            Financial guarantees
Cibest Corporate Group issues bank guarantees on behalf of its customers. A bank guarantee represents an irrevocable commitment pursuant to which Cibest Corporate Group will cover, up to the maximum amount guaranteed, a breach of the client's contractual obligations to third parties for a certain period of time. These are commitments issued by Cibest Corporate Group to guarantee the performance of a customer to a third party and are mainly issued to guarantee agreements established between parties from the energy sector, hydrocarbons sector, private sector and public procurement contracts. Cibest Corporate Group expects most of those guarantees provided to expire before they are used.
The events or circumstances that would require Cibest Corporate Group to perform under a guarantee are determined by the type of guarantee, as outlined below:
Guarantees for the energy sector
Cibest Corporate Group is responsible before the guarantee’s beneficiary in the following situations:
•Lack of energy supply due to low availability from the generating company (the guaranteed entity).
•Noncompliance with the contract signed by the guaranteed entity.
•Noncompliance with the payment for energy supply.
•Noncompliance with the construction and operating of power plants.
•Noncompliance with the construction and operating of transmission lines.
Guarantees for the hydrocarbons sector
Cibest Corporate Group is responsible before the guarantee’s beneficiary in the following situations:
•Noncompliance with the contractual obligations in the Minimum Exploration Program.
•Noncompliance with the contractual obligations in the Additional Exploratory Program.
•Noncompliance with the contractual obligations in the Post Exploratory Program.
•Noncompliance with the Technical Evaluation obligations.
Guarantees for public procurement
Cibest Corporate Group must pay a state entity up to the amount guaranteed for the breach by the contractor of the contractual or legal obligations agreed.
Commitment issued by Cibest Corporate Group to guarantee the performance of a customer from the private sector
Cibest Corporate Group must pay the third party if there is any breach of what has been agreed upon or due to the economic insolvency of the client.
Contingent liabilities
Possible obligations that arise from past events and whose existence will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events, not wholly within the control of Cibest Corporate Group, or present obligations that arise from past events but are not recognized because it is not probable that an outflow of resources embodying economic benefits will be required to settle the obligations or the amount of the obligations cannot be measured with sufficient reliability, are not recognized in the Consolidated Statement of Financial Position, but instead are disclosed as contingent liabilities, unless the possibility of an outflow of resources embodying economic benefits is remote, in which case no disclosure is required.
Contingent assets
Possible assets that arise from past events whose existence will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events, not wholly within the control of Cibest Corporate Group, are not recognized in the Consolidated Statement of Financial Position; instead, these are disclosed as contingent assets where an inflow of economic benefits is probable. When the realization of income is virtually certain, then the related asset is not a contingent asset and its recognition is appropriate.

Revenue recognition
17.  Revenue recognition
Cibest Corporate Group recognizes revenue from ordinary activities, which represent the transfer of goods or services committed with customers in exchange for an amount that reflects the consideration to which the entity expects to be entitled. For performance obligations where none of the conditions for revenue recognition over time are met, Cibest Corporate Group satisfies the performance obligation at a point in time, at which the customer obtains control of the promised services.
Revenue is measured based on the consideration specified in the contract with the customer, and excludes amounts received on behalf of third parties when Cibest Corporate Group is an agent. Cibest Corporate Group recognizes revenue when it transfers control over a good or service to a customer. Revenue is presented net of reimbursements and discounts and after eliminating inter-group sales. Cibest Corporate Group evaluates its revenue categories based on specific criteria to determine whether it acts as principal or agent. Revenue is recognized to the extent that it is probable that economic benefits will flow to Cibest Corporate Group and it is possible to reliably measure the related revenues and costs.
When Cibest Corporate Group fulfills a performance obligation through the delivery of promised goods or services to customer, it creates a contractual asset for the consideration amount obtained with the performance. Cibest Corporate
Group recognizes the contractual assets as current assets, as they are expected to be realized within the normal operating cycle.
The costs of contracts eligible for capitalization as incremental costs when obtaining a contract are recognized as a contractual asset. Contractual costs are capitalized when incurred if Cibest Corporate Group expects to recover those costs. Contractual costs constitute non-current assets to the extent that Cibest Corporate Group expects to receive the economic benefits of those assets in a period greater than twelve months. The contractual costs are amortized systematically and consistently with the transfer of the services to the customer once the corresponding revenue has been recognized. The capitalized contractual costs are impaired if the customer withdraws or if the carrying amount of the asset exceeds the projection of the discounted cash flows that are related to the contract.
Interest income comprises income of financial assets at amortized cost or at fair value through other comprehensive income. Interest income is recognized using the effective interest rate method, the computation takes into account all the contractual conditions of the financial instrument (for example, prepayment options) and includes incremental fees and commissions (for example, certain loan commitment fees) or expenses that are directly attributed to the instrument and are an integral part of the effective interest rate, without taking account future credit losses.
Valuation income relates to debt securities at fair value, where gains and losses arising from changes in fair value are included in the Consolidated Statement of Income as “Interest and valuation on financial instruments”.
Fees and services commissions are recognized as the right to consideration is obtained through the exchange of goods or services that the entity has transferred to a customer. Therefore, Cibest Corporate Group recognizes some fees as revenue over time, such as income from commissions and asset management, custody and other administration and advisory commissions. While other fees are recognized as revenue at a point in time of completion of the underlying transaction, like commissions arising from the negotiation or participation in the negotiation of a transaction for a third party, such as the acquisition of shares or other securities or the purchase or sale of businesses. In addition, Cibest Corporate Group maintains a credit card loyalty program to provide incentives to its customers. The program allows customers to purchase goods and services, based on the exchange of awards points, which are awarded based on purchases using Cibest Corporate Group's credit cards and the fulfillment of certain conditions established in such program. The redemption of points for prizes is carried out by a third party. Therefore, the expenses of Cibest Corporate Group's commitments with its clients arising from this program are recognized as a lower value of the fees and commission income, considering the total number of points that can be redeemed over the accumulated prizes and the probability of redemptions.
Dividend revenue of investments that are not associates or joint ventures are recognized when the right to payment of Cibest Corporate Group is established, which is generally when the shareholders declare the dividend. These are included in the Consolidated Statement of Income as “Dividends and net income on equity investments”.

Income tax
18.   Income tax
Income tax includes current tax and deferred tax. The current tax is the income tax payable with respect to the profit for the fiscal year, which arises in profit or other comprehensive income. A provision is made for current tax considering the tax bases and tax rates enacted in each of the jurisdictions where Cibest Corporate Group is located, at the date of preparation of the Consolidated Financial Statements.
Cibest Corporate Group recognizes, when appropriate, deferred tax assets and liabilities by estimating the future tax effects attributable to differences between book values of assets, liabilities and their tax bases. Deferred tax assets and liabilities are measured based on the tax rate that, in accordance with the valid tax laws in each country where Cibest Corporate Group has operations, must be applied in the year in which the deferred tax assets and liabilities are expected to be realized or settled. The future effects of changes in tax laws or tax rates are recognized in the deferred taxes as from the date of publication of the law providing for such changes.
Tax bases for deferred tax must be calculated by factoring in the definition of IAS 12 Income tax and the value of the assets and liabilities that will be realized or settled in the future according to the valid tax laws of each of the countries where Cibest Corporate Group has operations.
Deferred tax liabilities due to deductible temporary differences associated with investments in subsidiary and associated entities or shares in joint ventures, are recognized, except when Cibest Corporate Group is able to control the period in which the deductible temporary difference is reverted, and it is likely that the temporary difference will not be reverted in the foreseeable future.
Deferred tax assets, identified with temporary differences, are only recognized if it is considered likely that Cibest Corporate Group will have sufficient taxable income in the future that allows it to be recovered based on the stand-alone entity expected cash flow forecast for the next three years.
Tax credit from fiscal losses and surplus amounts from the presumptive income on the net income are recognized as a deferred asset, provided that it is likely that Cibest Corporate Group will generate future net income to allow their offset.
The deferred tax is recorded as debit or credit according to the result of each of the companies that form Cibest Corporate Group, and for the purpose of disclosure on the Consolidated Statement of Financial Position it is disclosed as net.
The deferred income tax expense is recognized in the Consolidated Statement of Income under the heading “Income tax”, except when referring to amounts directly recognized in OCI (Other Comprehensive Income).
Regulatory changes in tax laws and in tax rates are recognized in the Consolidated Statement of Income under the heading “Income Tax” in the period when such rule becomes enforceable. Interest and fines are recognized in the Consolidated Statement of Income under the other administrative and general expenses or in the caption "Income tax" of the Consolidated Income Statement, when applicable.
Cibest Corporate Group periodically assesses the tax positions adopted in tax returns, and, according to the results of the tax audits conducted by the tax authorities, determines possible tax outcomes provided it has a present obligation and it is more likely than not that Cibest Corporate Group will have to dispose of the economic resources to cancel the obligation, and Cibest Corporate Group can make an accurate estimate of the amount of the obligation.
For more information on the income tax impacts arising from the tax measures in Colombia under Decree 1474 of 2025, “By which tax measures are adopted to cover the expenses of the General Budget of the Nation necessary to address the State of Emergency declared by Decree 1390 of 2025”, see Note 13. Income Tax.

Transfer pricing policy
Cibest Corporate Group has as a general policy that each of its companies be responsible for their income, costs and expenses independently. The policy takes into account the regulation for the Parent Company provided for in the Organic Statute of the Financial System (article 119, numeral 4) which in relation to the autonomy of the subsidiaries states that: the activity of the subsidiaries of entities subject to the control and supervision of the SFC must be carried out in conditions of independence and administrative autonomy, so that they have sufficient decision-making capacity to carry out the operations that constitute their object.
Cibest Corporate Group recognizes arm’s length operations with foreign economic links. These operations are documented and reported to the tax Administration according to the last evaluation date corresponding to the previous year.

Use of estimates and judgments
E.   Use of estimates and judgments
The preparation of Consolidated Financial Statements requires Cibest Corporate Group's Management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses.
The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.
Judgments or changes in assumptions are disclosed in the notes to the Consolidated Financial Statements. Management bases its estimates and judgments on historical experience and on various other factors that are believed to be reasonable under current circumstances. Actual results may differ from these estimates if assumptions and conditions change.
The significant accounting estimates that Cibest Corporate Group uses in preparing its Consolidated Financial Statements are detailed below:
1.     Credit risk impairment
As described in section D. Material Accounting Policies, paragraph 4.1.2. Impairment of financial assets at amortized cost or at fair value through other comprehensive income ‘FVOCI’, expected credit losses are calculated using individual and collective models and based on assumptions and judgments that incorporate historical credit data, the borrower’s current situation, and reasonable and supportable forecasts of future economic conditions.

Collective models incorporate parameters such as 12-month probability of default, lifetime probability of default, loss given default and exposure at default:

•Exposure at default: defined as the outstanding balance of principal, interest, and receivables. For revolving products with undrawn limits that can be fully utilized, this parameter includes an estimate of potential utilization after the borrower’s default, in accordance with the loan agreements.
•Probability of default (“PD”): the likelihood that the debtor will fail to meet principal and/or interest obligations over a 12 month horizon or over the life of the credit. PD is linked to the rating or score assigned to each borrower or exposure.
•Loss given default (“LGD”): defined as the economic loss the entity would incur in the event of default. It depends primarily on the borrower’s characteristics and the valuation of collateral associated with the exposure.

The main risk factors incorporated into collective expected credit loss methodologies include the definition of significant increase in credit risk, the definition of default, the fair value of collateral, and a forward looking approach through the inclusion of projections of key macroeconomic variables (such as unemployment rates, GDP growth, interest rate levels, inflation, among others). Additionally, other variables that may influence customers' payment expectations are considered.

The forward-looking approach incorporates assumptions about future macroeconomic conditions under plausible scenarios. This is one of the most significant judgments involved in estimating Cibest Corporate Group’s expected credit loss allowance and relates to the macroeconomic projections applied over a reasonable and supportable forecast period.

Cibest Corporate Group analyzes significant exposures in Stage 3 through an individual assessment, which incorporates assumptions regarding the client’s financial condition and expected future cash flows. These may be affected by factors such as potential regulatory changes impacting the client’s business, variations in commercial and operational dynamics, the client’s ability to successfully negotiate during financial distress and generate sufficient cash flows to meet debt obligations, fluctuations in collateral value, scenario weightings, and any other internal or external factor that may influence financial condition. For further information, see Note 6. Loans and advances to customers, net, and Risk management.

The Risk Management Division has three committees responsible for overseeing Management’s decisions regarding expected credit losses (ECL), including the operation of mathematical, econometric, and financial models that require relevant assumptions based on historical data and subsequently validated by the following expert panels:

•ECL Technical Committee: evaluates and periodically approves the performance of the models and methodologies used to estimate expected credit losses, as well as the underlying assumptions, through rigorous validation procedures designed to ensure reasonable coverage of realised losses. This process helps identify when assumptions or models must be adjusted to improve accuracy. It also evaluates and approves the use of post model adjustments (PMAs) in their formation, monitoring and release stages.
•Economic Forecasting Committee: discusses, evaluates, and periodically approves macroeconomic projections for Colombia and subsidiaries, covering variables such as GDP, inflation, monetary policy rate, exchange rate, exports, imports, current account balance, and fiscal balance. It also approves the weighting of base and alternative scenarios, considering factors that may affect the macroeconomic outlook. Members include the Director of Economic Research, the Macroeconomic Manager, the Analytics Manager, macroeconomic research analysts, and subsidiary economists. Accordingly, the projection of economic conditions and the assignment of probability weightings to those scenarios have a significant impact on lifetime probability‑of‑default models. These scenarios are defined and supported by the Economic Research Division.
•NPV Committee: responsible for approving, validating, and challenging assumptions and methodologies used to estimate allowances under recovery models (Going Concern, Gone Concern, Mixed, and 100% Provision) for significant Stage 3 clients whose provision must be estimated using individual NPV analysis. The Committee meets periodically and consists of a team with extensive expertise in risk, finance, law, and corporate management.

Furthermore, internal controls and governance mechanisms have been implemented over data quality, modelling, and approval processes to strengthen the reliability and accuracy of the estimates.
Post‑Model Adjustments due to economic uncertainty:

Adjustments for macroeconomic uncertainty are recorded in two ways. First, through the ECL models to capture additional deterioration within macroeconomic expectations not fully reflected in the models, mainly related to inflation and interest rate impacts. Second, through a post‑model adjustment applied to significant Stage 3 exposures based on sector‑specific risk identification.

Segment	Total impairment allowance	Economic uncertainty adjustments – ECL models	Economic uncertainty adjustments – significant clients	Economic uncertainty adjustments – Total	Proportion of adjustments to total impairment allowance
Commercial	6,872,442	119,109	35,987	155,095	2.30%
Consumer and Small Business Loan	5,414,308	150,775	-	150,775	2.80%
Mortgage	967,196	9,850	-	9,850	1.00%
Total	13,253,946	279,734	35,987	315,720	2.40%

2.     Impairment testing of cash generating units (“CGU”), including goodwill
Cibest Corporate Group tests goodwill recognized upon business combinations for impairment at least annually. The impairment test for goodwill involves estimates and significant judgments, including the identification of cash generating units and the allocation of goodwill based on the expectations of which operating segments of Cibest Corporate Group will benefit from the acquisition. The fair value of the acquired companies is sensitive to changes in the valuation models’ assumptions. Adverse changes in any of the factors underlying these assumptions could lead Cibest Corporate Group to record a goodwill impairment charge. Management believes that the assumptions and estimates used are reasonable and supportable in the existing market environment and commensurate with the risk profile of the assets valued. See Note 12. Goodwill and intangible assets, net, for further information related to carrying amount, valuation methodologies, key assumptions, sensitivities and the allocation of goodwill.
3.     Recognition of digital assets
Currently, there is no specific definitive guidance in IFRS or alternative accounting frameworks to account for the recognition of digital assets held by Cibest Corporate Group, as well as the custody of digital assets held for customers, so management has exercised significant judgment in determining the appropriate accounting treatment.
Cibest Corporate Group has considered that it acts in the quality of a commodity trader, as defined in IAS 2, Inventories, by characterizing certain of its holdings as inventories, or more specifically, digital assets. The business model for digital assets will be to sell them in the near future and generate a profit from fluctuations in price or dealer margin. So, inventories held by commodity broker-dealers are measured at fair value less costs to sale. When such inventories are measured on that basis, changes in value are recognized in profit or loss in the period.
In the event that the IASB issues final guidance, Cibest Corporate Group may be required to modify its accounting policies, which could have a significant effect on Cibest Corporate Group's Consolidated Financial Statements.
4.      Deferred tax
Deferred tax assets and liabilities are recorded on deductible or levied temporary differences originating between tax and accounting bases, taking into account the tax rules applicable in each country where Cibest Corporate Group has operations. Due to the changing conditions of the political, social and economic environment, the constant amendments to tax legislation and the permanent changes in the tax principles and changes in interpretations by tax authorities determining the tax bases for the deferred tax items involves difficult judgments including estimates of future gains, offsets or tax deductions. Accordingly, the determination of the deferred tax is considered a critical accounting policy.
For more information relating to the nature of deferred tax assets and liabilities recognized by Cibest Corporate Group, please see Note 13. Income tax.
5.     Provisions and contingent liabilities
Cibest Corporate Group is subject to contingent liabilities, including those arising from judicial, regulatory and arbitration proceedings, tax and other claims arising from the conduct of Cibest Corporate Group's business activities. These contingencies are evaluated based on Management’s best estimates and provisions are established for legal and other claims by assessing the likelihood of the loss actually occurring as probable, possible or remote. Contingences are provisioned and recorded when all the information available indicates that it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation before the Consolidated Statement of Financial Position date and the amounts may be reasonably estimated. Cibest Corporate Group engages internal and external experts in assessing probability and in estimating timing, nature and amount of outflows that may result from past events.
Provisions are determined by Management’s best estimate of the expenditure required to settle the present obligation at the end of the reporting period, which estimate is discounted using a risk-free rate which reflects current market assessments of the time value of money in each country, which for Colombia is the interest rate on treasury bonds “TES”.
Throughout the life of a contingency, Cibest Corporate Group may learn of additional information that can affect assessments regarding probability or the estimates of amounts involved; changes in these assessments can lead to changes in recorded provisions.
Cibest Corporate Group considers the estimates used to determine the provisions for contingent liabilities critical estimates because the probability of their occurrence and the amounts that Cibest Corporate Group may be required to pay are based on Cibest Corporate Group judgment and those of its internal and external experts, which will not necessarily coincide with the future outcome of the proceedings. For further information regarding legal proceedings and contingencies and their carrying amounts, see Note 21. Provisions and contingent liabilities.
6.      Fair value of assets and liabilities
The fair value of Cibest Corporate Group's assets and liabilities is determined at the date of the Consolidated Statement of Financial Position. Cibest Corporate Group's fair value measurement process considers the characteristics of the asset or liability in the same way that market participants would take them into account when pricing the asset or liability at the measurement date; the estimate takes into account inputs from valuation techniques used to measure fair value.
To increase consistency and comparability in fair value measurements and related disclosures, Cibest Corporate Group specifies different levels of inputs that may be used to measure the fair value of financial instruments, as follows:
Level 1: assets and liabilities are classified as Level 1 if there are observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets. An active market is one in which transactions occur with sufficient volume and frequency to provide pricing information on an ongoing basis. Instruments are valued by reference to unadjusted quoted prices for identical assets or liabilities in active markets where the quoted price is readily available, and the price represents actual and regularly occurring market transactions.
Level 2: assets and liabilities are classified as Level 2 if in the absence of a market price for a specific financial instrument, its fair value is estimated using models whose input data are observable for recent transactions of identical or similar instruments.
Level 3: assets and liabilities are classified as level 3 if unobservable input data were used in the measurement of fair value that are supported by little or no market activity and that are significant to the fair value of these assets or liabilities. The fair value of Level 3 financial assets and liabilities is determined using pricing models, discounted cash flow methodologies or similar techniques.
Transfers into or out of Level 3 are made if the significant inputs used in the financial models measuring the fair values of the assets and liabilities became unobservable or observable, respectively, in the current marketplace. All transfers between the aforementioned levels are assumed to occur at the end of the reporting period.
The measurement of the fair value of financial instruments generally involves a higher degree of complexity and requires the application of judgments especially when the models use unobservable inputs (level 3) based on the assumptions that would be used in the market to determine the price for assets or liabilities. Determination of these assumptions includes consideration of market conditions and liquidity levels. Changes in the market conditions, such as reduced liquidity in the capital markets or changes in secondary market activities, may reduce the availability and reliability of quoted prices or observable data used to determine fair value.
When developing fair value measurements, Cibest Corporate Group maximizes the use of observable inputs and minimizes the use of unobservable inputs in measuring fair value. Additionally, Cibest Corporate Group uses third-party pricing services to obtain fair values, which are used to either record the price of an instrument or to corroborate internally developed prices. Third-party price validation procedures are performed over the reasonableness of the fair value measurements. For further details regarding carrying amount and sensitivity disclosures, please see Note 30. Fair value of assets and liabilities.
7.     Measurement of employee benefits
The measurement of post-employment benefit obligations and long-term employee benefits takes into account a range of inputs and it is dependent upon a series of assumptions of future events. The projected unit credit method is used to determine the present value of the obligation for the defined benefits and its associated cost. Future measurements of obligations may differ to those presented in the Consolidated Financial Statements, among others, due to changes in economic and demographic assumptions and significant events. The actuarial valuation methodology of the post-employment and long-term benefit plans include typified discount rates by each benefit plan, with the objective of presenting more relevant information on the value of these plans in the Consolidated Financial Statements. For further information, see Note 19. Employee benefit plans.
8.     Transaction price determination
With respect to contracts with Cibest Corporate Group's customers, for the determination of the transaction price, Cibest Corporate Group allocates to each one of the performance obligations under the contract the price which represents the value expected to be received in respect of each such performance obligation based on its relative stand-alone selling price. Such price is determined based on the cost of each service, related tax and associated risks to the operation and inherent to the transaction, plus the margin expected to be received for the services, considering in each case the market price for the service, the conditions agreed with the customer and the customer’s segment. Cibest Corporate Group has fixed and variable prices considering the characteristics of each service, future events, discounts, returns and other variables that may influence the selling price. No significant financing components are factored in the determination of the selling price. For further information, see Note 25. Operating income.
9.      Leases
The measurement of the right-of-use asset and of the lease liabilities requires a series of judgments, among which are the determination of the term of the lease and the rate used in discounting the cash flows. The term of the lease is defined according to the historical information of the contracts and the period over which an asset is expected to be economically usable, which involves a high degree of uncertainty due to the use of relevant information about past events. In Cibest Corporate Group's case, the weighted average lessee’s incremental borrowing rate was used to discount the cash flows associated with the leasing contracts. Cibest Corporate Group performs analysis taking into account the currency, lease term, economic environment and class of underlying assets, as to determine the weighted average lessee’s incremental borrowing rate. For further information, see Note 11. Leases.
10.   Uncertainty over income tax treatments
In the process of determining the current and deferred tax for periods subject to review by the tax authority, the applicable rules have been applied and interpretations have been made to take positions, on which different interpretations could arise from those made by the entity. Due to the complexity of the tax system, the continuous modifications of the fiscal rules, the accounting changes with implications in the tax bases and in general the legal instability of the country, at any time the tax authority could have different criteria from Cibest Corporate Group. Therefore, a dispute or inspection by the tax authority on a specific tax treatment may affect the deferred or current tax asset or liability Cibest Corporate Group's accounting, in accordance with the requirements of IAS 12.
Management and its advisors believe that their decisions concerning the estimates and judgments made in each fiscal period are in accordance with those required by the current tax regulations, and therefore have not considered it necessary to recognize any additional provisions to those indicated in Note 13. Income tax.

Recently issued accounting pronouncements
F.     Recently issued accounting pronouncements
a)    Accounting Pronouncements Applicable in 2025

Amendments to illustrative examples–Disclosures about uncertainties in the Financial Statements: on November 28, 2025, the Board issued amendments to the guidance accompanying IFRS 7, IAS 8, IAS 36, and IAS 37, including IFRS 18 Presentation and Disclosure in Financial Statements and IAS 1 Presentation of Financial Statements. These amendments add examples illustrating how to disclose the impacts of uncertainties within climate‑related scenarios; however, the principles and requirements are also applicable to the disclosure of other uncertainties.

Materials accompanying IFRS Accounting Standards, including illustrative examples, are not an integral part of those standards and, therefore, do not have an effective date or transition requirements.

This amendment has been evaluated by Cibest Corporate Group without identifying any impact on the financial statements or disclosures, as the new requirements align with those already applied and reported by Cibest Corporate Group.

b) Recently issued accounting pronouncements applicable in future periods

NIIF 18 Presentation and Disclosure in Financial Statements: In April 2024, the Board issued IFRS 18 to replace IAS 1 Presentation of Financial Statements. IFRS 18 introduces three sets of new requirements to improve the way companies report their financial performance and give investors a better basis for analyzing and comparing companies:

–Improved comparability in the statement of income: IFRS 18 introduces three defined categories for income and expenses (operating, investing and financing) to improve the structure of the statement of income, and requires all companies to provide new defined subtotals, including operating profit.
–Enhanced transparency of management-defined performance measures: the new standard requires companies to disclose explanations of those company-specific measures that are related to the statement of income, referred to as management-defined performance measures.
–More useful grouping of information in the financial statements: IFRS 18 sets out enhanced guidance on how to organize information and whether to provide it in the primary financial statements or in the notes. In addition, the new standard requires companies to provide more transparency about operating expenses, helping investors to find and understand the information they need.

The IASB proposes that this new standard become effective for annual periods beginning on or after January 1, 2027, with early application permitted. As of today, this standard has not yet been incorporated into the accounting technical framework accepted in Colombia.

Management is assessing the impact that these amendments will have on Cibest Corporate Group's Consolidated Financial Statements and disclosures.